UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 29.3%
2,006,530	Goldman Sachs Large Cap Value Insights Fund	$ 39,047,070
2,324,232	Goldman Sachs International Equity Insights Fund	27,054,060
2,193,430	Goldman Sachs Emerging Markets Equity Insights Fund	20,004,079
965,468	Goldman Sachs Large Cap Value Fund	16,837,768
455,301	Goldman Sachs Large Cap Growth Insights Fund	12,420,624
509,764	Goldman Sachs Focused International Equity Fund	8,997,331
542,465	Goldman Sachs International Small Cap Insights Fund	6,146,131
317,496	Goldman Sachs Real Estate Securities Fund	5,943,529
1,022,644	Goldman Sachs International Real Estate Securities Fund	5,921,111
398,323	Goldman Sachs Strategic Growth Fund	5,337,530
144,594	Goldman Sachs Small Cap Equity Insights Fund	3,392,176

		151,101,409

Fixed Income – 53.3%
12,763,309	Goldman Sachs Global Income Fund	155,584,739
3,972,755	Goldman Sachs Strategic Income Fund	38,535,727
4,751,322	Goldman Sachs High Yield Fund	31,263,697
2,018,093	Goldman Sachs Emerging Markets Debt Fund	25,710,506
3,259,525	Goldman Sachs Local Emerging Markets Debt Fund	20,763,171
250,796	Goldman Sachs Core Fixed Income Fund	2,620,819

		274,478,659

Dynamic – 17.6%
6,679,780	Goldman Sachs Dynamic Allocation Fund	69,870,494
1,982,976	Goldman Sachs Managed Futures Strategy Fund	20,523,802

		90,394,296

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.2% (Cost $526,099,823)		$515,974,364

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(1,247,073)

NET ASSETS – 100.0%		$514,727,291

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$528,356,419

Gross unrealized gain	7,904,074
Gross unrealized loss	(20,286,129)

Net unrealized security loss	$(12,382,055)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.1%
Equity – 100.1%
6,693,904	Goldman Sachs International Equity Insights Fund	$ 77,917,043
3,444,479	Goldman Sachs Large Cap Value Insights Fund	67,029,563
1,797,177	Goldman Sachs Large Cap Growth Insights Fund	49,026,999
4,380,643	Goldman Sachs Emerging Markets Equity Insights Fund	39,951,468
1,655,149	Goldman Sachs Large Cap Value Fund	28,865,798
1,467,670	Goldman Sachs Focused International Equity Fund	25,904,374
1,569,139	Goldman Sachs Strategic Growth Fund	21,026,457
898,452	Goldman Sachs International Small Cap Insights Fund	10,179,464
362,094	Goldman Sachs Small Cap Equity Insights Fund	8,494,720
365,780	Goldman Sachs Real Estate Securities Fund	6,847,392
1,178,213	Goldman Sachs International Real Estate Securities Fund	6,821,852

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.1% (Cost $308,218,118)		$342,065,130

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 0.0%
Repurchase Agreements – 0.0%
Joint Repurchase Agreement Account II
$100,000	0.818%	04/03/17	$ 100,000
Maturity Value: $Short-term investments
(Cost $100,000)

TOTAL INVESTMENTS – 100.1% (Cost $308,318,118)			$342,165,130

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(501,291)

NET ASSETS – 100.0%			$341,663,839

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Joint repurchase agreement was entered into on March 31, 2017. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$318,461,076

Gross unrealized gain	34,372,684
Gross unrealized loss	(10,668,630)

Net unrealized security gain	$23,704,054

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 50.6%
5,354,672	Goldman Sachs Large Cap Value Insights Fund	$104,201,919
8,676,373	Goldman Sachs International Equity Insights Fund	100,992,982
6,216,158	Goldman Sachs Emerging Markets Equity Insights Fund	56,691,357
2,057,008	Goldman Sachs Large Cap Growth Insights Fund	56,115,181
2,573,637	Goldman Sachs Large Cap Value Fund	44,884,223
1,900,309	Goldman Sachs Focused International Equity Fund	33,540,459
1,796,213	Goldman Sachs Strategic Growth Fund	24,069,249
1,469,794	Goldman Sachs International Small Cap Insights Fund	16,652,768
502,558	Goldman Sachs Small Cap Equity Insights Fund	11,790,003
598,420	Goldman Sachs Real Estate Securities Fund	11,202,415
1,927,511	Goldman Sachs International Real Estate Securities Fund	11,160,286

		471,300,842

Fixed Income – 32.0%
11,013,581	Goldman Sachs Global Income Fund	134,255,556
7,152,065	Goldman Sachs High Yield Fund	47,060,587
4,784,011	Goldman Sachs Strategic Income Fund	46,404,906
2,914,642	Goldman Sachs Emerging Markets Debt Fund	37,132,533
4,429,901	Goldman Sachs Local Emerging Markets Debt Fund	28,218,470
452,977	Goldman Sachs Core Fixed Income Fund	4,733,613

		297,805,665

Dynamic – 17.6%
12,065,719	Goldman Sachs Dynamic Allocation Fund	126,207,425
3,581,846	Goldman Sachs Managed Futures Strategy Fund	37,072,108

		163,279,533

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.2% (Cost $912,572,282)		$932,386,040

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(1,624,631)

NET ASSETS – 100.0%		$930,761,409

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated funds.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$923,595,502

Gross unrealized gain	33,835,788
Gross unrealized loss	(25,045,250)

Net unrealized security gain	$8,790,538

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.1%
Equity – 72.0%
11,691,960	Goldman Sachs International Equity Insights Fund	$136,094,410
6,317,746	Goldman Sachs Large Cap Value Insights Fund	122,943,338
2,898,475	Goldman Sachs Large Cap Growth Insights Fund	79,070,411
7,807,246	Goldman Sachs Emerging Markets Equity Insights Fund	71,202,086
3,036,413	Goldman Sachs Large Cap Value Fund	52,955,046
2,566,624	Goldman Sachs Focused International Equity Fund	45,300,911
2,532,406	Goldman Sachs Strategic Growth Fund	33,934,241
1,766,061	Goldman Sachs International Small Cap Insights Fund	20,009,471
671,317	Goldman Sachs Small Cap Equity Insights Fund	15,749,095
719,027	Goldman Sachs Real Estate Securities Fund	13,460,182
2,316,007	Goldman Sachs International Real Estate Securities Fund	13,409,680

		604,128,871

Fixed Income – 10.6%
4,254,196	Goldman Sachs High Yield Fund	27,992,612
1,969,242	Goldman Sachs Emerging Markets Debt Fund	25,088,142
2,155,596	Goldman Sachs Strategic Income Fund	20,909,282
2,376,592	Goldman Sachs Local Emerging Markets Debt Fund	15,138,888

		89,128,924

Dynamic – 17.5%
10,873,136	Goldman Sachs Dynamic Allocation Fund	113,733,008
3,227,839	Goldman Sachs Managed Futures Strategy Fund	33,408,129

		147,141,137

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) (Cost $795,258,175)		$840,398,932

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 0.1%
Repurchase Agreements – 0.1%
Joint Repurchase Agreement Account II
$700,000	0.819%	04/03/17	$ 700,000
(Cost $700,000)

TOTAL INVESTMENTS – 100.2% (Cost $795,958,175)			$841,098,932

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(1,316,552)

NET ASSETS – 100.0%			$839,782,380

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated funds.

(b)	Joint repurchase agreement was entered into on March 31, 2017. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$805,906,703

Gross unrealized gain	50,397,024
Gross unrealized loss	(15,204,795)

Net unrealized security gain	$35,192,229

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.1%
Equity – 54.9%
5,898,263	Goldman Sachs Real Estate Securities Fund	$110,415,489
9,664,752	Goldman Sachs International Small Cap Insights Fund	109,501,645
18,873,129	Goldman Sachs International Real Estate Securities Fund	109,275,417
4,414,477	Goldman Sachs Emerging Markets Equity Insights Fund	40,260,031
1,847,090	Goldman Sachs Emerging Markets Equity Fund	33,598,576

		403,051,158

Fixed Income – 45.2%
14,992,171	Goldman Sachs High Yield Fund	98,648,484
9,503,668	Goldman Sachs High Yield Floating Rate Fund	92,470,691
5,260,316	Goldman Sachs Emerging Markets Debt Fund	67,016,427
3,354,544	Goldman Sachs Commodity Strategy Fund	37,537,342
5,752,564	Goldman Sachs Local Emerging Markets Debt Fund	36,643,833

		332,316,777

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) (Cost $656,193,520)		$735,367,935

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(1,060,821)

NET ASSETS – 100.0%		$734,307,114

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated funds.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$720,574,297

Gross unrealized gain	88,524,015
Gross unrealized loss	(73,730,377)

Net unrealized security gain	$14,793,638

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Investments in the Underlying Funds are valued at the NAV per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. These investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Portfolio, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Portfolio and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Portfolio could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Portfolio’s interest in the collateral is not enforceable, resulting in additional losses to the Portfolio.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

D. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of March 31, 2017:

BALANCED STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$77,035,168	$74,066,241	$—
Fixed Income Underlying Funds	274,478,659	—	—
Dynamic Underlying Funds	69,870,494	20,523,802	—
Total	$421,384,321	$94,590,043	$—

EQUITY GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$174,443,537	$167,621,593	$—
Short-term Investments	—	100,000	—
Total	$174,443,537	$167,721,593	$—

GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$241,060,575	$230,240,267	$—
Fixed Income Underlying Funds	297,805,665	—	—
Dynamic Underlying Funds	126,207,425	37,072,108	—
Total	$665,073,665	$267,312,375	$—

GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$304,652,131	$299,476,740	$—
Fixed Income Underlying Funds	89,128,924	—	—
Dynamic Underlying Funds	113,733,008	33,408,129	—
Short-term Investments	—	700,000	—
Total	$507,514,063	$333,584,869	$—

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SATELLITE STRATEGIES PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$—	$403,051,158	$—
Fixed Income Underlying Funds	294,779,435	37,537,342	—
Total	$294,779,435	$440,588,500	$—

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2017, the Equity Growth Strategy and Growth Strategy Portfolios had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of April 3, 2017, as follows:

Portfolio	Principal Amount	Maturity Value	Collateral Allocation Value
Equity Growth Strategy Portfolio	$100,000	$100,007	$102,000
Growth Strategy Portfolio	700,000	700,048	714,000

REPURCHASE AGREEMENTS — At March 31, 2017, the Principal Amount of certain funds’ interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Equity Growth Strategy Portfolio	Growth Strategy Portfolio
Citigroup Global Markets, Inc.	0.810%	$13,467	$94,267
Merrill Lynch & Co., Inc.	0.820	86,533	605,733
		$100,000	$700,000

At March 31, 2017, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000% to 4.500%	12/01/33 to 04/01/47
Federal National Mortgage Association	3.000 to 6.000	07/01/26 to 01/01/47
Government National Mortgage Association	3.000 to 5.000	06/20/45 to 02/20/47
United States Treasury Notes	1.000 to 3.130	03/15/19 to 01/31/20

The Portfolios’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolios also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio or the Underlying Fund. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

The Portfolio may be indirectly exposed to the following risks though their investments in the Underlying Funds. For more information regarding the risks of an Underlying Fund, please see the Underlying Fund’s shareholder report.

Liquidity Risk — A Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity

Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 95.4%
Australia – 4.7%
4,170	APA Group (Gas Utilities)	$ 28,541
10,035	Macquarie Atlas Roads Group (Transportation Infrastructure)	39,246
8,165	Sydney Airport (Transportation Infrastructure)	42,219
5,002	Transurban Group (Transportation Infrastructure)	44,587

		154,593

Canada – 9.4%
4,131	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	173,056
1,869	Fortis, Inc. (Electric Utilities)	61,937
1,598	TransCanada Corp. (Oil, Gas & Consumable Fuels)	73,744

		308,737

France – 5.6%
2,321	Vinci SA (Construction & Engineering)	184,307

Hong Kong – 3.2%
52,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	38,547
10,000	China Gas Holdings Ltd. (Gas Utilities)	16,113
26,000	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	52,018

		106,678

Italy – 5.4%
3,754	Atlantia SpA (Transportation Infrastructure)	96,839
7,806	Enav SpA*(a) (Transportation Infrastructure)	31,706
10,184	Enel SpA (Electric Utilities)	47,920

		176,465

Japan – 2.3%
400	East Japan Railway Co. (Road & Rail)	34,928
9,000	Tokyo Gas Co. Ltd. (Gas Utilities)	41,104

		76,032

Spain(a) – 1.3%
2,623	Cellnex Telecom SA (Diversified Telecommunication Services)	43,201

United Kingdom – 7.6%
16,726	National Grid PLC (Multi-Utilities)	212,208

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
3,527	Pennon Group PLC (Water Utilities)	$ 38,961

		251,169

United States – 55.9%
1,846	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	224,363
1,036	American Water Works Co., Inc. (Water Utilities)	80,570
2,753	Archrock Partners LP (Energy Equipment & Services)	47,241
787	Atmos Energy Corp. (Gas Utilities)	62,165
1,061	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	50,153
734	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	69,326
392	Dominion Resources, Inc. (Multi-Utilities)	30,407
4,396	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels)	121,374
84	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	33,631
1,174	Eversource Energy (Electric Utilities)	69,008
2,456	Hi-Crush Partners LP* (Energy Equipment & Services)	42,612
9,329	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	202,812
2,997	NiSource, Inc. (Multi-Utilities)	71,299
1,836	PG&E Corp. (Electric Utilities)	121,837
3,967	Plains All American Pipeline LP (Oil, Gas & Consumable Fuels)	125,397
648	SBA Communications Corp.* (Equity Real Estate Investment Trusts (REITs))	78,000
1,502	Sempra Energy (Multi-Utilities)	165,971
1,570	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	94,043
4,850	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	143,512

		1,833,721

TOTAL COMMON STOCKS (Cost $2,945,397)		$3,134,903

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(b)(c) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,219	0.617%	$ 2,219
(Cost $2,219)

TOTAL INVESTMENTS – 95.5% (Cost $2,947,616)		$3,137,122

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.5%		146,146

NET ASSETS – 100.0%		$3,283,268

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $74,907, which represents approximately 2.3% of net assets as of March 31, 2017.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

(c)	Represents an Affiliated fund.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,951,187

Gross unrealized gain	221,359
Gross unrealized loss	(35,424)

Net unrealized security gain	$185,935

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of March 31, 2017:

GLOBAL INFRASTRUCTURE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$182,710	$—
Australia and Oceania	—	154,593	—
Europe	—	655,142	—
North America	2,142,458	—	—
Investment Company	2,219	—	—
Total	$2,144,677	$992,445	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedule of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, such Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 68.9%
Banks – 1.7%
38,744	Bank of America Corp.	$ 913,971

Beverages – 0.6%
7,985	Coca-Cola European Partners PLC	300,955

Biotechnology* – 9.4%
15,229	Actelion Ltd.	4,290,544
16,819	Spark Therapeutics, Inc.(a)	897,126

		5,187,670

Chemicals – 8.8%
32,413	Braskem SA ADR	659,605
11,227	Monsanto Co.(a)	1,270,896
6,037	Syngenta AG	2,666,184
4,237	Westlake Chemical Corp.(a)	279,854

		4,876,539

Construction & Engineering*(a) – 0.6%
9,348	Quanta Services, Inc.	346,904

Containers & Packaging*(a) – 3.1%
35,294	Berry Plastics Group, Inc.	1,714,229

Food & Staples Retailing* – 1.4%
180,248	Rite Aid Corp.	766,054

Food Products(a) – 0.9%
5,797	Mead Johnson Nutrition Co.	516,397

Health Care Equipment & Supplies(a) – 3.8%
33,498	DENTSPLY SIRONA, Inc.	2,091,615

Health Care Providers & Services*(a) – 0.9%
7,572	DaVita, Inc.	514,669

Hotels, Restaurants & Leisure*(a) – 0.3%
5,212	Yum China Holdings, Inc.	141,766

Insurance – 2.4%
22,047	Delta Lloyd NV	125,519
36,954	NN Group NV	1,200,160

		1,325,679

Internet & Direct Marketing Retail*(a) – 0.4%
243	Amazon.com, Inc.	215,429

Internet Software & Services* – 2.4%
6,300	Alibaba Group Holding Ltd. ADR	679,329
238	Alphabet, Inc. Class A(a)	201,777
238	Alphabet, Inc. Class C(a)	197,435
1,846	Facebook, Inc. Class A(a)	262,224

		1,340,765

Life Sciences Tools & Services*(a) – 1.5%
10,428	Quintiles IMS Holdings, Inc.	839,767

Oil, Gas & Consumable Fuels(a) – 2.0%
37,968	The Williams Cos., Inc.	1,123,473

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals*(a) – 4.2%
47,907	The Medicines Co.	$ 2,342,652

Semiconductors & Semiconductor Equipment(a) – 8.2%
20,558	Broadcom Ltd.	4,501,380

Software – 9.8%
27,092	Microsoft Corp.(a)	1,784,279
64,833	PTC, Inc.*(a)	3,406,974
10,471	Snap, Inc. Class A*	235,912

		5,427,165

Technology Hardware, Storage & Peripherals(a) – 3.9%
14,770	Apple, Inc.	2,121,858

Tobacco(a) – 2.6%
23,138	Reynolds American, Inc.	1,458,157

TOTAL COMMON STOCKS (Cost $33,448,610)		$38,067,094

Exchange Traded Fund – 0.6%
6,171	SPDR S&P Regional Banking ETF (Cost $338,672)	$ 336,998

Contracts	Exercise Price	Expiration Date	Value
Option Contracts Purchased – 1.8%
Options on Equities – 1.8%
Bank of America Securities LLC Put - VanEck Vectors Semiconductor
539	$ 67.50	01/19/18	$ 112,257
Citibank NA (London) Put - S&P 500 Index
96	2,000.00	04/28/17	9,120
Deutsche Bank AG Call - Bank Of America Corp.
842	23.00	04/21/17	79,569
Deutsche Bank AG Call - Bank Of America Corp.
2,105	25.00	05/19/17	75,780
Merrill Lynch International PLC Call - Humana, Inc.
29	210.00	11/17/17	44,660
Morgan Stanley & Co. International PLC Call - Ishares Russell 2000 ETF
259	138.00	04/21/17	40,792
Morgan Stanley & Co. International PLC Call - Ishares Russell 2000 ETF
129	142.00	04/21/17	3,677
Morgan Stanley & Co. International PLC Call - Misrosoft Corp.
683	70.00	01/18/19	389,009
Morgan Stanley & Co. International PLC Call - S&P 500 Index
21	2,375.00	04/13/17	16,800
Morgan Stanley & Co. International PLC Put - Microsoft Corp.
113	55.00	01/19/18	17,458
Morgan Stanley & Co. International PLC Put - S&P 500 Index
53	2,360.00	04/07/17	42,029
Morgan Stanley & Co. International PLC Put - Technology Select Sector SPDR
312	53.00	04/21/17	10,608
UBS AG (London) Call - Wells Fargo & Co.
448	55.00	06/16/17	103,488

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Contracts	Exercise Price	Expiration Date	Value
Option Contracts Purchased – (continued)
Options on Equities – (continued)
UBS AG (London) Put - Alibaba Group Holding Ltd.
33	$ 85.00	04/21/17	$ 99
UBS AG (London) Put - Hisense Kelon Electrical Holdings Co. Ltd.
897	22,799.24	04/27/17	3,023
UBS AG (London) Put - S&P 500 Index
10	2,350.00	04/24/17	18,100

TOTAL OPTION CONTRACTS PURCHASED – 1.8% (Cost $1,222,991)			$ 966,469

Shares	Distribution Rate	Value
Investment Company(b)(c) – 51.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
28,541,468	0.617%	$ 28,541,468
(Cost $28,541,468)

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 71.3% (Cost $63,551,741) $ 67,912,029

Common Stocks Sold Short – (16.6)%
Banks – (5.6)%
32,884	Bank of America Corp.	$ (775,734)
46,353	ING Groep NV	(700,128)
10,948	JPMorgan Chase & Co.	(961,672)
16,082	People’s United Financial, Inc.	(292,692)
3,139	Royal Bank of Canada	(228,701)
3,078	The Toronto-Dominion Bank	(154,172)

		(3,113,099)

Capital Markets* – (0.4)%
13,547	Deutsche Bank AG	(232,886)

Energy Equipment & Services – (0.1)%
2,742	RPC, Inc.	(50,206)

Equity Real Estate Investment Trusts (REITs) – (2.2)%
1,322	AvalonBay Communities, Inc.	(242,719)
1,696	Equity Residential	(105,525)
26,721	Host Hotels & Resorts, Inc.	(498,614)
3,395	Vornado Realty Trust	(340,553)

		(1,187,411)

Health Care Providers & Services – (1.4)%
3,061	MEDNAX, Inc.*	(212,372)
11,820	Patterson Cos., Inc.	(534,619)

		(746,991)

Insurance – (2.3)%
7,763	Assicurazioni Generali SpA	(123,169)
3,809	Cincinnati Financial Corp.	(275,276)
13,027	Great-West Lifeco, Inc.	(360,977)
4,031	W.R. Berkley Corp.	(284,709)

Shares	Description	Value
Common Stocks Sold Short – (continued)
Insurance – (continued)
889	Zurich Insurance Group AG	$ (237,239)

		(1,281,370)

IT Services – (0.6)%
3,914	Global Payments, Inc.	(315,782)

Life Sciences Tools & Services* – (0.3)%
982	Charles River Laboratories International, Inc.	(88,331)
1,121	ICON PLC	(89,366)

		(177,697)

Machinery – (1.3)%
7,843	Caterpillar, Inc.	(727,517)

Marine* – (1.7)%
13,692	Kirby Corp.	(965,971)

Trading Companies & Distributors – (0.7)%
1,548	W.W. Grainger, Inc.	(360,312)

TOTAL COMMON STOCKS SOLD SHORT (Cost $(8,779,890))		$ (9,159,242)

Exchange Traded Funds Sold Short – (10.4)%
43,613	Consumer Staples Select Sector SPDR Fund	$ (2,380,397)
3,623	iShares Nasdaq Biotechnology ETF	(1,062,517)
14,875	iShares Russell 2000 ETF	(2,045,015)
4,767	Technology Select Sector SPDR Fund	(254,129)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Cost $(5,594,527))		$ (5,742,058)

TOTAL SECURITIES SOLD SHORT – (27.0)% (Cost $(14,374,417))		$(14,901,300)

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.1%		2,253,413

NET ASSETS – 100.0%		$ 55,264,142

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $26,228,861, which represents approximately 47.5% of net assets as of March 31, 2017.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

(c)	Represents an Affiliated Fund.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Currency Abbreviations:
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC	CAD	686,722	USD	512,469	$516,983	06/21/17	$4,515
	USD	3,288,345	EUR	3,061,802	3,279,249	06/21/17	9,096
	USD	122,495	HKD	950,000	122,451	06/21/17	42

TOTAL							$13,653

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC	EUR	100,000	USD	107,210	$107,102	06/21/17	$(108)
	USD	11,274	CAD	15,000	11,292	06/21/17	(18)
	USD	4,653,674	CHF	4,670,284	4,685,846	06/21/17	(32,172)
	USD	1,168,542	GBP	957,194	1,201,676	06/21/17	(33,134)

TOTAL							$(65,432)

FUTURES CONTRACTS — At March 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell Mini 2000 Index	(38)	June 2017	$(2,630,360)	$(39,052)
S&P 500 E-Mini Index	(31)	June 2017	(3,656,760)	(29,879)

TOTAL				$(68,931)

SWAP CONTRACTS — At March 31, 2017, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Rates Received (Paid)#	Unrealized Gain (Loss)*

Credit Suisse International (London)	EUR	214	Airpax Electronic Shanghai Co. Ltd.	03/27/18	(0.300)%	$(17,856)
	GBP	1,130	British American Tobacco PLC	07/19/18	(0.300)	(100,696)
		364	British Land Co. PLC	01/17/18	(0.300)	(314)
	EUR	402	Klepierre	08/29/18	(0.300)	(9,052)

TOTAL						$(127,918)

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) of the swap contracts is equal to their market value.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — For the period ended March 31, 2017 the Fund had following written options:

OPTIONS ON EQUITIES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price	Value

Alibaba Group Holding, Ltd. Apr 17 105 Call	Call - Alibaba Group Holding Ltd.	$33	04/21/17	$105	$(12,787)
Bank of America Securities LLC	Call - Broadcom Ltd.	206	01/19/18	230	(355,876)
Citibank NA	Call - Snap, Inc.	104	04/07/17	25	(1,300)

TOTAL (Premium Received $230,354)		343			(369,963)

During the period ended March 31, 2017, the Fund had the following curency written options activities:

	Notional Amount (000s)	Premiums Received

Contracts Outstanding December 31, 2016	$126	$5,413

Contracts Written	968	510,436
Contracts Bought to Close	(334)	(127,629)
Contracts Expired	(385)	(10,442)
Contracts Assigned	(32)	(147,424)

Contracts Outstanding March 31, 2017	$343	$230,354

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$65,706,217

Gross unrealized gain	5,231,824
Gross unrealized loss	(3,026,012)

Net unrealized security gain	$2,205,812

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSIS day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSIS regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSIS to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swaps are marked-to-market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the security that was sold and it generally delivers the proceeds from the short sale to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Schedule of Investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of March 31, 2017:

LONG SHORT

Investment Type	Level 1	Level 2	Level 3
Assets(a)
Common Stock and/or Other Equity Investments
Asia	$679,329	$—	$—
Europe	300,955	8,282,407	—
North America	28,481,796	—	—
South America	659,605	—	—
Investment Company	28,541,468	—	—
Total	$58,663,153	$8,282,407	$—
Liabilities(a)
Common Stock and Exchange Traded Funds Sold Short
Europe	(89,366)	(1,293,422)	—
North America	(13,518,512)	—	—
Total	$(13,607,878)	$(1,293,422)	$—

Derivative Type
Assets(b)
Options Purchased	$420,151	$546,318	$—
Forward Foreign Currency Exchange Contracts	—	13,653	—
Total	$420,151	$559,971	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(65,432)	$—
Futures Contracts	(68,931)	—	—
Total Return Swap Contracts	—	(127,918)	—
Written Options Contracts	—	(369,963)	—
Total	$(68,931)	$(563,313)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 98.3%
Australia – 6.1%
13,449	Charter Hall Group (REIT) (Diversified)	$ 56,700
124,055	GPT Group (The) (REIT) (Diversified)	488,237
258,094	Mirvac Group (REIT) (Diversified)	431,796
142,298	Scentre Group (REIT) (Retail)	466,500
85,019	Vicinity Centres (REIT) (Retail)	183,898

		1,627,131

Canada – 2.1%
6,897	Canadian REIT (REIT) (Diversified)	251,432
16,521	RioCan Real Estate Investment Trust (REIT) (Retail)	325,488

		576,920

Finland – 1.0%
116,407	Citycon OYJ (Retail)	275,549

France – 3.7%
4,467	Fonciere Des Regions (REIT) (Diversified)	372,423
16,082	Klepierre (REIT) (Retail)	624,795

		997,218

Germany – 2.9%
22,022	Vonovia SE (Residential)	775,877

Hong Kong – 7.0%
43,500	Cheung Kong Property Holdings Ltd. (Diversified)	293,444
85,800	Hongkong Land Holdings Ltd. (Office)	659,393
48,000	Link REIT (REIT) (Retail)	336,420
41,000	Sun Hung Kai Properties Ltd. (Diversified)	602,711

		1,891,968

Ireland – 1.3%
232,636	Green REIT plc (REIT) (Diversified)	337,519

Japan – 10.6%
301	AEON REIT Investment Corp. (REIT) (Retail)	334,808
116	Kenedix Retail REIT Corp. (REIT) (Retail)	260,484
31,000	Mitsubishi Estate Co. Ltd. (Diversified)	565,027
291	Nomura Real Estate Master Fund, Inc. (REIT) (Diversified)	452,594
446	Orix JREIT, Inc. (REIT) (Diversified)	706,139
20,000	Sumitomo Realty & Development Co. Ltd. (Diversified)	519,448

		2,838,500

Norway – 1.1%
26,199	Entra ASA (Office)(a)	286,308

Shares	Description	Value
Common Stocks – (continued)
Singapore – 2.7%
267,700	Ascendas Hospitality Trust (REIT) (Hotels)	$ 149,365
120,300	Ascendas REIT (REIT) (Industrial)	216,633
51,100	City Developments Ltd. (Diversified)	372,394

		738,392

Spain – 1.5%
36,816	Merlin Properties Socimi SA (REIT) (Diversified)	411,313

Switzerland – 1.3%
3,725	PSP Swiss Property AG (Registered) (Office)	338,941

United Kingdom – 3.5%
31,792	Big Yellow Group plc (REIT) (Industrial)	290,974
49,748	Hammerson plc (REIT) (Retail)	355,717
37,333	UNITE Group plc (The) (REIT) (Other)	297,720

		944,411

United States – 53.5%
14,775	Acadia Realty Trust (REIT) (Retail)	444,137
4,172	Alexandria Real Estate Equities, Inc. (REIT) (Office)	461,089
1,896	American Tower Corp. (REIT) (Other)	230,440
5,504	AvalonBay Communities, Inc. (REIT) (Residential)	1,010,534
5,936	Boston Properties, Inc. (REIT) (Office)	785,986
29,558	Brixmor Property Group, Inc. (REIT) (Retail)	634,315
8,065	Care Capital Properties, Inc. (REIT) (Health Care)	216,707
14,703	Chesapeake Lodging Trust (REIT) (Hotels)	352,284
17,513	Columbia Property Trust, Inc. (REIT) (Office)	389,664
10,527	CyrusOne, Inc. (REIT) (Office)	541,825
31,033	DDR Corp. (REIT) (Retail)	388,843
4,399	EastGroup Properties, Inc. (REIT) (Industrial)	323,458
13,432	Equity Residential (REIT) (Residential)	835,739
4,182	Federal Realty Investment Trust (REIT) (Retail)	558,297
17,597	HCP, Inc. (REIT) (Health Care)	550,434
8,717	Hudson Pacific Properties, Inc. (REIT) (Office)	301,957
5,254	Life Storage, Inc. (REIT) (Industrial)	431,458
8,939	Mid-America Apartment Communities, Inc. (REIT) (Residential)	909,454
7,018	Pebblebrook Hotel Trust (REIT) (Hotels)	204,996
4,577	Prologis, Inc. (REIT) (Industrial)	237,455
4,477	Public Storage (REIT) (Industrial)	980,060

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
21,785	RLJ Lodging Trust (REIT) (Hotels)	$ 512,165
8,069	Simon Property Group, Inc. (REIT) (Retail)	1,388,110
6,035	Taubman Centers, Inc. (REIT) (Retail)	398,431
6,334	Vornado Realty Trust (REIT) (Diversified)	635,364
9,104	Welltower, Inc. (REIT) (Health Care)	644,745

		14,367,947

TOTAL COMMON STOCKS (Cost $25,852,395)		$26,407,994

Shares	Distribution Rate	Value
Investment Company(b)(c) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
4,783	0.618%	$ 4,783
(Cost $4,783)

TOTAL INVESTMENTS – 98.3% (Cost $25,857,178)		$26,412,777

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		445,508

NET ASSETS – 100.0%		$26,858,285

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $286,308, which represents approximately 1.1% of net assets as of March 31, 2017.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$26,148,651

Gross unrealized gain	1,467,749
Gross unrealized loss	(1,203,623)

Net unrealized security gain	$264,126

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Australia – 13.0%
292,922	Charter Hall Group (REIT) (Diversified)	$ 1,234,927
2,673,151	GPT Group (The) (REIT) (Diversified)	10,520,590
5,905,305	Mirvac Group (REIT) (Diversified)	9,879,694
2,978,246	Scentre Group (REIT) (Retail)	9,763,684
2,882,811	Vicinity Centres (REIT) (Retail)	6,235,586

		37,634,481

Canada – 5.6%
138,950	Allied Properties REIT (REIT) (Office)	3,770,881
121,426	Canadian REIT (REIT) (Diversified)	4,426,614
148,687	Chartwell Retirement Residences (Health Care)	1,743,076
316,615	RioCan Real Estate Investment Trust (REIT) (Retail)	6,237,781
3,340	Smart REIT (REIT) (Retail)	82,053

		16,260,405

China – 0.5%
530,000	China Resources Land Ltd. (Diversified)	1,433,464

Finland – 0.6%
766,129	Citycon OYJ (Retail)	1,813,520

France – 10.5%
72,858	Fonciere Des Regions (REIT) (Diversified)	6,074,323
285,622	Klepierre (REIT) (Retail)	11,096,576
56,639	Unibail-Rodamco SE (REIT) (Retail)	13,206,557

		30,377,456

Germany – 5.6%
458,634	Vonovia SE (Residential)	16,158,539

Hong Kong – 17.9%
1,621,500	Cheung Kong Property Holdings Ltd. (Diversified)	10,938,362
1,559,900	Hongkong Land Holdings Ltd. (Office)	11,988,205
945,500	Link REIT (REIT) (Retail)	6,626,777
7,102,800	Mapletree Greater China Commercial Trust (REIT) (Retail)	5,175,932
1,161,475	Sun Hung Kai Properties Ltd. (Diversified)	17,073,985

		51,803,261

Ireland – 1.4%
2,722,721	Green REIT plc (REIT) (Diversified)	3,950,254

Japan – 23.7%
3,264	AEON REIT Investment Corp. (REIT) (Retail)	3,630,605
1,866	Kenedix Retail REIT Corp. (REIT) (Retail)	4,190,201

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
664,000	Mitsubishi Estate Co. Ltd. (Diversified)	$ 12,102,508
362,000	Mitsui Fudosan Co. Ltd. (Office)	7,729,359
1,890	Nippon Building Fund, Inc. (REIT) (Office)	10,360,782
6,693	Nomura Real Estate Master Fund, Inc. (REIT) (Diversified)	10,409,660
5,981	Orix JREIT, Inc. (REIT) (Diversified)	9,469,545
400,000	Sumitomo Realty & Development Co. Ltd. (Diversified)	10,388,973

		68,281,633

Netherlands – 0.8%
49,704	Wereldhave NV (REIT) (Diversified)	2,188,506

Norway – 1.2%
319,987	Entra ASA (Office)(a)	3,496,881

Singapore – 4.2%
3,935,800	Ascendas Hospitality Trust (REIT) (Hotels)	2,196,007
1,555,500	Ascendas REIT (REIT) (Industrial)	2,801,105
958,400	City Developments Ltd. (Diversified)	6,984,395

		11,981,507

Spain – 1.7%
430,435	Merlin Properties Socimi SA (REIT) (Diversified)	4,808,870

Sweden – 1.2%
235,731	Hufvudstaden AB Class A (Diversified)	3,491,955

Switzerland – 1.6%
51,436	PSP Swiss Property AG (Registered) (Office)	4,680,202

United Kingdom – 9.6%
479,668	Big Yellow Group plc (REIT) (Industrial)	4,390,130
797,297	British Land Co. plc (The) (REIT) (Diversified)	6,094,603
91,169	Derwent London plc (REIT) (Office)	3,211,630
855,105	Hammerson plc (REIT) (Retail)	6,114,320
351,567	Kennedy Wilson Europe Real Estate plc (Other)	4,160,317
471,748	UNITE Group plc (The) (REIT) (Other)	3,762,053

		27,733,053

TOTAL COMMON STOCKS (Cost $298,714,752)		$286,093,987

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(b)(c) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
69	0.618%	$ 69
(Cost $69)

TOTAL INVESTMENTS – 99.1% (Cost $298,714,821)		$286,094,056

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		2,736,492

NET ASSETS – 100.0%		$288,830,548

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,496,881, which represents approximately 1.2% of net assets as of March 31, 2017.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$304,080,886

Gross unrealized gain	8,831,364
Gross unrealized loss	(26,818,194)

Net unrealized security loss	$(17,986,830)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Commercial – 31.7%
115,346	Alexandria Real Estate Equities, Inc. (REIT)	$ 12,748,040
170,414	Boston Properties, Inc. (REIT)	22,564,518
500,559	Columbia Property Trust, Inc. (REIT)	11,137,438
193,655	CyrusOne, Inc. (REIT)	9,967,423
106,347	EastGroup Properties, Inc. (REIT)	7,819,695
72,959	Equinix, Inc. (REIT)	29,210,595
302,096	Hudson Pacific Properties, Inc. (REIT)	10,464,605
198,726	Liberty Property Trust (REIT)	7,660,887
220,911	Prologis, Inc. (REIT)	11,460,862
244,655	Vornado Realty Trust (REIT)	24,541,343

		147,575,406

Health Care – 11.1%
174,616	Brookdale Senior Living, Inc.*	2,345,093
175,076	Care Capital Properties, Inc. (REIT)	4,704,292
496,377	HCP, Inc. (REIT)	15,526,673
82,490	Ventas, Inc. (REIT)	5,365,150
332,098	Welltower, Inc. (REIT)	23,519,180

		51,460,388

Leisure – 7.6%
588,638	Chesapeake Lodging Trust (REIT)	14,103,766
337,692	Pebblebrook Hotel Trust (REIT)	9,863,983
493,099	RLJ Lodging Trust (REIT)	11,592,758

		35,560,507

Multifamily – 18.1%
177,316	AvalonBay Communities, Inc. (REIT)	32,555,218
408,798	Equity Residential (REIT)	25,435,411
260,120	Mid-America Apartment Communities, Inc. (REIT)	26,464,609

		84,455,238

Other – 1.3%
49,435	American Tower Corp. (REIT)	6,008,330

Retail – 21.8%
229,559	Acadia Realty Trust (REIT)	6,900,544
737,174	Brixmor Property Group, Inc. (REIT)	15,819,754
935,822	DDR Corp. (REIT)	11,725,850
118,245	Federal Realty Investment Trust (REIT)	15,785,707
232,307	Simon Property Group, Inc. (REIT)	39,963,773
168,553	Taubman Centers, Inc. (REIT)	11,127,869

		101,323,497

Self Storage – 7.7%
71,330	Life Storage, Inc. (REIT)	5,857,619
138,082	Public Storage (REIT)	30,227,531

		36,085,150

TOTAL COMMON STOCKS (Cost $348,736,009)		$462,468,516

Shares	Distribution Rate	Value
Investment Company(a)(b) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
796	0.618%	$ 796
(Cost $796)

TOTAL INVESTMENTS – 99.3% (Cost $348,736,805)		$462,469,312

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		3,444,629

NET ASSETS – 100.0%		$465,913,941

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$346,570,490

Gross unrealized gain	119,980,835
Gross unrealized loss	(4,082,013)

Net unrealized security gain	$115,898,822

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United State of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of March 31, 2017:

GLOBAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$5,468,860	$—
Australia and Oceania	—	1,627,131	—
Europe	—	4,367,136	—
North America	14,944,867	—	—
Investment Company	4,783	—	—
Total	$14,949,650	$11,463,127	$—

INTERNATIONAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$133,499,865	$—
Australia and Oceania	—	37,634,481	—
Europe	—	98,699,236	—
North America	16,260,405	—	—
Investment Company	69	—	—
Total	$16,260,474	$269,833,582	$—

REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$462,468,516	$—	$—
Investment Company	796	—	—
Total	$462,469,312	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 12.3%
Automobiles & Components – 0.0%
3,930	Lear Corp.	$ 556,409

Banks – 0.5%
13,400	CIT Group, Inc.	575,262
34,900	Citizens Financial Group, Inc.	1,205,795
6,600	Cullen/Frost Bankers, Inc.	587,202
32,000	KeyCorp	568,960
4,700	PNC Financial Services Group, Inc. (The)	565,128
69,200	Regions Financial Corp.	1,005,476
10,336	SunTrust Banks, Inc.	571,581
21,230	Wells Fargo & Co.	1,181,662

		6,261,066

Capital Goods – 0.4%
3,189	3M Co.	610,152
15,000	BWX Technologies, Inc.	714,000
10,700	Flowserve Corp.	518,094
5,100	Honeywell International, Inc.	636,837
17,827	Johnson Controls International plc	750,873
21,200	Quanta Services, Inc.*	786,732
9,000	Spirit AeroSystems Holdings, Inc. Class A	521,280

		4,537,968

Commercial & Professional Services – 0.1%
19,800	Clean Harbors, Inc.*	1,101,276
11,600	KAR Auction Services, Inc.	506,572

		1,607,848

Consumer Durables & Apparel – 0.2%
34,000	Hanesbrands, Inc.	705,840
16,400	Newell Brands, Inc.	773,588
3,685	Whirlpool Corp.	631,351

		2,110,779

Consumer Services – 0.7%
1,400	Chipotle Mexican Grill, Inc.*	623,728
31,600	Extended Stay America, Inc.	503,704
60,326	H&R Block, Inc.	1,402,580
14,800	Hilton Worldwide Holdings, Inc.	865,208
22,000	International Game Technology plc	521,400
22,000	MGM Resorts International	602,800
9,400	Royal Caribbean Cruises Ltd.	922,234
15,200	ServiceMaster Global Holdings, Inc.*	634,600
13,195	Starbucks Corp.	770,456
3,600	Vail Resorts, Inc.	690,840

		7,537,550

Diversified Financials – 0.5%
34,189	Ally Financial, Inc.	695,062
9,739	Berkshire Hathaway, Inc. Class B*	1,623,296
6,500	Capital One Financial Corp.	563,290
4,500	Credit Acceptance Corp.*(a)	897,345
21,972	Interactive Brokers Group, Inc. Class A	762,868
23,531	Voya Financial, Inc.	893,237

		5,435,098

Shares	Description	Value
Common Stocks – (continued)
Energy – 1.1%
8,200	Anadarko Petroleum Corp.	$ 508,400
22,400	Antero Resources Corp.*	510,944
17,500	Apache Corp.	899,325
30,500	Cabot Oil & Gas Corp.	729,255
10,800	Cheniere Energy, Inc.*	510,516
4,200	Concho Resources, Inc.*	539,028
13,900	Devon Energy Corp.	579,908
7,239	Diamondback Energy, Inc.*	750,793
11,000	Halliburton Co.	541,310
29,600	Kinder Morgan, Inc.	643,504
33,900	Marathon Petroleum Corp.	1,713,306
12,200	ONEOK, Inc.	676,368
28,800	Parsley Energy, Inc. Class A*	936,288
4,563	Pioneer Natural Resources Co.	849,767
21,800	Targa Resources Corp.	1,305,820
76,100	Whiting Petroleum Corp.*	719,906

		12,414,438

Food & Staples Retailing – 0.1%
4,400	Costco Wholesale Corp.	737,836

Food, Beverage & Tobacco – 0.2%
64,800	Hain Celestial Group, Inc. (The)*	2,410,560
11,800	Mondelez International, Inc. Class A	508,344

		2,918,904

Health Care Equipment & Services – 0.7%
14,100	Abbott Laboratories	626,181
13,127	Alere, Inc.*	521,536
6,500	Cardinal Health, Inc.	530,075
6,630	Danaher Corp.	567,064
7,000	Edwards Lifesciences Corp.*	658,490
6,793	HCA Holdings, Inc.*	604,509
17,200	Hologic, Inc.*	731,860
4,500	Laboratory Corp. of America Holdings*	645,615
4,700	McKesson Corp.	696,822
10,300	MEDNAX, Inc.*	714,614
4,500	UnitedHealth Group, Inc.	738,045
11,200	Zimmer Biomet Holdings, Inc.	1,367,632

		8,402,443

Household & Personal Products – 0.2%
28,400	Herbalife Ltd.*(a)	1,651,176
5,600	Procter & Gamble Co. (The)	503,160

		2,154,336

Insurance – 0.2%
10,791	American International Group, Inc.	673,682
20,200	Assured Guaranty Ltd.	749,622
10,540	MetLife, Inc.	556,723
27,200	Old Republic International Corp.	557,056

		2,537,083

Materials – 0.4%
21,800	Axalta Coating Systems Ltd.*	701,960
6,900	Eastman Chemical Co.	557,520
9,400	FMC Corp.	654,146
37,600	Freeport-McMoRan, Inc.*	502,336
33,792	Owens-Illinois, Inc.*	688,681

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
14,909	Royal Gold, Inc.	$ 1,044,375

		4,149,018

Media – 0.4%
24,122	Comcast Corp. Class A	906,746
14,466	Liberty Broadband Corp.*	1,249,862
37,591	Tribune Media Co. Class A	1,401,017
5,800	Walt Disney Co. (The)	657,662

		4,215,287

Pharmaceuticals, Biotechnology & Life Sciences – 1.7%
15,000	ACADIA Pharmaceuticals, Inc.*	515,700
36,600	Akorn, Inc.*	881,328
4,100	Alexion Pharmaceuticals, Inc.*	497,084
11,300	Alnylam Pharmaceuticals, Inc.*	579,125
7,553	Amgen, Inc.	1,239,221
2,600	Biogen, Inc.*	710,892
9,368	Bristol-Myers Squibb Co.	509,432
14,932	Celgene Corp.*	1,857,989
24,432	Gilead Sciences, Inc.	1,659,422
10,749	Johnson & Johnson	1,338,788
12,791	Merck & Co., Inc.	812,740
23,100	Mylan NV*	900,669
98,973	Neurocrine Biosciences, Inc.*	4,285,531
65,459	Pfizer, Inc.	2,239,352
3,649	Thermo Fisher Scientific, Inc.	560,486
3,400	United Therapeutics Corp.*	460,292

		19,048,051

Real Estate – 0.5%
8,971	American Tower Corp. (REIT)	1,090,335
144,000	Colony NorthStar, Inc. Class A (REIT)	1,859,040
7,100	Crown Castle International Corp. (REIT)	670,595
4,800	Jones Lang LaSalle, Inc.	534,960
44,300	Realogy Holdings Corp.	1,319,697

		5,474,627

Retailing – 0.8%
3,984	Amazon.com, Inc.*	3,531,975
7,374	Dollar General Corp.	514,189
7,615	Dollar Tree, Inc.*	597,473
31,900	Gap, Inc. (The)	774,851
4,400	Home Depot, Inc. (The)	646,052
143,600	JC Penney Co., Inc.*(a)	884,576
93	Liberty Ventures Series A*	4,137
8,300	Netflix, Inc.*	1,226,823
8,400	Tractor Supply Co.	579,348

		8,759,424

Semiconductors & Semiconductor Equipment – 0.5%
8,027	Broadcom Ltd.	1,757,592
86,700	Marvell Technology Group Ltd.	1,323,042
56,518	Micron Technology, Inc.*	1,633,370
6,100	NVIDIA Corp.	664,473

		5,378,477

Software & Services – 2.0%
11,500	Activision Blizzard, Inc.	573,390
8,800	Akamai Technologies, Inc.*	525,360
3,000	Alliance Data Systems Corp.	747,000

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
3,394	Alphabet, Inc. Class A*	$ 2,877,433
2,235	Alphabet, Inc. Class C*	1,854,067
12,200	Cognizant Technology Solutions Corp. Class A*	726,144
7,485	DST Systems, Inc.	916,912
19,500	eBay, Inc.*	654,615
17,981	Facebook, Inc. Class A*	2,554,201
86,452	FireEye, Inc.*(a)	1,090,160
10,602	Mastercard, Inc. Class A	1,192,407
45,057	Microsoft Corp.	2,967,454
86,900	Nuance Communications, Inc.*	1,504,239
37,151	PayPal Holdings, Inc.*	1,598,236
11,800	PTC, Inc.*	620,090
5,300	Tyler Technologies, Inc.*	819,168
18,594	Visa, Inc. Class A	1,652,449
20,867	Yelp, Inc.*	683,394

		23,556,719

Technology Hardware & Equipment – 0.8%
21,019	Apple, Inc.	3,019,589
29,000	ARRIS International plc*	767,050
19,300	Cisco Systems, Inc.	652,340
29,100	CommScope Holding Co., Inc.*	1,213,761
9,809	EchoStar Corp. Class A*	558,623
6,700	IPG Photonics Corp.*	808,690
4,709	Palo Alto Networks, Inc.*	530,610
14,300	Western Digital Corp.	1,180,179
9,700	Zebra Technologies Corp. Class A*	885,125

		9,615,967

Transportation – 0.3%
15,639	Delta Air Lines, Inc.	718,768
8,427	Macquarie Infrastructure Corp.	679,048
5,500	Old Dominion Freight Line, Inc.	470,635
7,544	Union Pacific Corp.	799,061
7,200	United Continental Holdings, Inc.*	508,608

		3,176,120

Utilities – 0.0%
7,452	American Water Works Co., Inc.	579,542

TOTAL COMMON STOCKS (Cost $127,145,344)		$ 141,164,990

Exchange Traded Funds – 8.9%
128,056	Energy Select Sector SPDR Fund	$ 8,951,115
209,283	Health Care Select Sector SPDR Fund	15,562,284
132,564	PowerShares Emerging Markets Sovereign Debt Fund	3,852,310
1,088,942	PowerShares Senior Loan Fund	25,328,791
439,504	SPDR Bloomberg Barclays Convertible Securities Fund	21,140,142
686,521	Vanguard FTSE Emerging Markets Fund	27,268,614

TOTAL EXCHANGE TRADED FUNDS (Cost $91,989,408)		$ 102,103,256

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(b)(c) – 72.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
830,329,066	0.618%	$ 830,329,066
(Cost $830,329,066)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,049,463,818)		$1,073,597,312

Securities Lending Reinvestment Vehicle(b)(c) – 0.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,566,375	0.618%	$ 3,566,375
(Cost $3,566,375)

TOTAL INVESTMENTS – 93.7% (Cost $1,053,030,193)		$1,077,163,687

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.3%		72,111,254

NET ASSETS – 100.0%		$1,149,274,941

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

Investment Abbreviations:
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israel New Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippines peso
RUB	— Russian Ruble
SEK	— Swedish Krona
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

UBS AG	IDR	36,950,370,000	USD	2,769,477	04/27/17	$2,772,275	$2,798
	ILS	14,520,000	USD	4,001,920	04/26/17	4,011,043	9,123
	INR	397,020,000	USD	6,064,839	04/27/17	6,115,635	50,796
	MXN	25,370,000	USD	1,320,924	04/26/17	1,350,463	29,539
	RUB	171,990,000	USD	2,986,119	04/27/17	3,039,715	53,596
	TWD	98,300,000	USD	3,238,773	04/27/17	3,242,032	3,259
	USD	4,557,242	CHF	4,520,000	04/26/17	4,518,243	38,999
	USD	11,932,497	EUR	11,030,000	04/26/17	11,778,335	154,162
	USD	1,725,882	HUF	492,060,000	04/26/17	1,702,181	23,701
	USD	1,752,433	NOK	14,810,000	04/26/17	1,725,262	27,171
	USD	1,580,119	NZD	2,240,000	04/27/17	1,569,321	10,798
	USD	1,753,708	SEK	15,390,000	04/26/17	1,719,263	34,445

TOTAL							$438,387

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

UBS AG	AUD	3,400,000	USD	2,622,764	04/27/17	$2,596,544	$(26,220)
	BRL	9,460,000	USD	3,050,137	04/27/17	3,005,852	(44,285)
	CHF	1,590,000	USD	1,619,732	04/26/17	1,589,382	(30,350)
	EUR	1,220,000	USD	1,329,137	04/26/17	1,302,772	(26,365)
	GBP	1,050,000	USD	1,321,481	04/26/17	1,316,219	(5,262)
	JPY	144,140,000	USD	1,307,853	04/26/17	1,295,839	(12,014)
	USD	4,079,780	CAD	5,430,000	04/26/17	4,084,488	(4,708)
	USD	4,572,361	GBP	3,670,000	04/26/17	4,600,498	(28,137)
	USD	2,718,805	JPY	304,250,000	04/26/17	2,735,252	(16,447)
	USD	3,750,945	PHP	188,560,000	04/27/17	3,752,277	(1,332)
	ZAR	31,580,000	USD	2,498,358	04/26/17	2,344,967	(153,391)

TOTAL							$(348,511)

FUTURES CONTRACTS — At March 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

90 Day Bank Bill	(8)	June 2017	$(6,085,291)	$(466)
90 Day Bank Bill	7	September 2017	5,324,499	(16)
90 Day Eurodollar	(76)	June 2017	(18,754,900)	34,600
90 Day Eurodollar	(89)	September 2017	(21,931,825)	47,982
90 Day Eurodollar	(85)	December 2017	(20,920,625)	41,229
90 Day Eurodollar	(88)	March 2018	(21,635,900)	44,597
90 Day Eurodollar	(88)	June 2018	(21,608,400)	42,509
90 Day Eurodollar	(80)	September 2018	(19,622,000)	40,103
90 Day Eurodollar	(79)	December 2018	(19,353,025)	40,622
90 Day Eurodollar	(76)	March 2019	(18,603,850)	(1,945)
90 Day Sterling	21	June 2017	3,276,858	1,759
90 Day Sterling	25	September 2017	3,898,868	1,373
90 Day Sterling	19	December 2017	2,961,652	1,049
90 Day Sterling	21	March 2018	3,272,090	937
90 Day Sterling	20	June 2018	3,115,023	999
90 Day Sterling	15	September 2018	2,335,092	861
90 Day Sterling	15	December 2018	2,333,918	1,291

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

90 Day Sterling	16	March 2019	$2,488,510	$1,845
Amsterdam Index	25	April 2017	2,748,077	40,412
Bank Acceptance Futures	(4)	June 2017	(744,708)	41
Bank Acceptance Futures	(10)	September 2017	(1,861,206)	(516)
Bank Acceptance Futures	17	December 2017	12,929,656	(38)
Bank Acceptance Futures	(4)	December 2017	(744,069)	(268)
CAC 40 Index	62	April 2017	3,383,474	93,552
Corn Futures	(65)	May 2017	(1,183,813)	(21,323)
Cotton No. 2 Futures	29	May 2017	1,121,285	6,583
DAX Index	23	June 2017	7,563,039	173,653
Euro CHF 3-Month ICE	(19)	June 2017	(4,778,690)	1,443
Euro CHF 3-Month ICE	(5)	September 2017	(1,257,800)	(8)
Euro CHF 3-Month ICE	(5)	December 2017	(1,257,675)	(385)
EURO STOXX 50 Index	1,319	June 2017	48,207,561	1,396,465
Euro-Bobl	133	June 2017	18,700,364	11,474
Euro-BTP	(5)	June 2017	(697,100)	106
Euro-Bund	101	June 2017	17,392,488	59,325
Euro-Buxl	(1)	June 2017	(179,820)	14
Euro-OAT	(3)	June 2017	(470,587)	35
Euro-Schatz	151	June 2017	18,081,188	6,230
FTSE 100 Index	239	June 2017	21,785,982	(11,766)
FTSE/JSE Top 40 Index	(35)	June 2017	(1,193,985)	(14,772)
Gasoline RBOB Futures	(17)	April 2017	(1,215,942)	(64,664)
Gold 100 oz. Futures	12	June 2017	1,501,440	3,807
Hang Seng Index	21	April 2017	3,260,317	(30,267)
H-Shares Index	31	April 2017	2,051,908	(19,020)
IBEX 35 Index	20	April 2017	2,221,675	100,731
KOSPI 200 Index	84	June 2017	5,289,904	168,860
LME Copper Futures	34	May 2017	2,254,625	5,431
LME Primary Aluminum Futures	48	April 2017	2,345,700	151,218
LME Primary Aluminum Futures	(48)	April 2017	(2,345,700)	(100,913)
LME Primary Aluminum Futures	53	May 2017	2,596,006	111,813
LME Zinc Futures	18	April 2017	1,240,313	(17,310)
LME Zinc Futures	(18)	April 2017	(1,240,313)	(34,017)
LME Zinc Futures	16	May 2017	1,106,000	(23,918)
Long Gilt	75	June 2017	11,988,373	122,829
MSCI Taiwan Index	65	April 2017	2,357,550	(20,443)
NASDAQ 100 E-mini Index	116	June 2017	12,617,320	89,927
OMX Stockholm 30 Index	135	April 2017	2,383,797	44,798
Russell 2000 Mini Index	121	June 2017	8,375,620	158,187
S&P 500 E-Mini Index	(54)	June 2017	(6,369,840)	(41,136)
S&P Mid Cap 400 E-mini Index	18	June 2017	3,092,760	14,413
S&P/TSX 60 Index	18	June 2017	2,469,121	21,249
SET50 Index	354	June 2017	2,040,606	(7,342)
SGX Nifty 50 Equity Index	132	April 2017	2,428,272	25,149
Silver Futures	(3)	May 2017	(273,840)	(20,003)
Soybean Futures	(5)	May 2017	(236,500)	13,360
TSE TOPIX Index	82	June 2017	11,140,304	(210,957)
U.S. Long Bonds	(7)	June 2017	(1,055,906)	(208)
Wheat Futures	(54)	May 2017	(1,151,550)	(5,565)
WTI Crude Oil Futures	(24)	April 2017	(1,214,400)	(29,346)
3 Month Euro Euribor Futures	(16)	December 2017	(4,278,508)	(1,958)
3 Month Euro Euribor Futures	(28)	March 2018	(7,484,402)	(2,990)
3 Month Euro Euribor Futures	(34)	June 2018	(9,084,122)	(3,673)
3 Month Euro Euribor Futures	(35)	September 2018	(9,347,102)	(4,032)
3 Month Euro Euribor Futures	(36)	December 2018	(9,609,361)	(4,533)
3 Month Euro Euribor Futures	(34)	March 2019	(9,071,427)	(5,072)
2 Year U.S. Treasury Notes	21	June 2017	4,545,516	618
5 Year U.S. Treasury Notes	(25)	June 2017	(2,943,164)	(222)
10 Year Australian Government Bonds	(6)	June 2017	(588,805)	(245)
10 Year Canadian Government Bonds	13	June 2017	1,342,377	(4,753)
10 Year Japanese Government Bonds	4	June 2017	5,399,443	1,346
10 Year U.S. Treasury Notes	(26)	June 2017	(3,238,625)	(367)

TOTAL				$2,420,368

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on March 31, 2017(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America High Yield Index	$115,550	5.000%	06/20/22	3.386%	$8,409,072	$91,567
CDX North America Investment Grade Index	7,400	1.000	06/20/22	0.663	111,144	13,370
iTraxx Europe Crossover Index	45,450	5.000	06/20/22	2.905	4,900,482	(76,309)
iTraxx Europe Index	5,950	1.000	06/20/22	0.738	84,739	2,761

TOTAL					$13,505,437	$31,389

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(a)

Deutsche Bank AG	Alerian MLP Index Total Return(b)	$9,345	(1.032)%	04/27/17	$216,299
Deutsche Bank AG	Russell Top 200 Growth Index Total Return(b)	15,801	1.054	11/24/17	(234,661)
Deutsche Bank AG	Russell Top 200 Value Index Total Return(b)	15,932	(1.054)	11/24/17	(203,227)
JPMorgan Chase Bank NA	Bloomberg Roll Select Commodity Total Return Index(c)	3,421	0.000	05/22/17	(1,906)

TOTAL					$(223,495)

(a)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

(b)	The Fund receives quarterly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

(c)	The Fund receives weekly payments based on any positive weekly return of the Referenced Obligation. The Fund makes payments on any negative weekly return of such Referenced Obligation.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At March 31, 2017, the Fund had the following written options:

Put Options	Number of Contracts	Exercise Price	Expiration Month	Value

S&P 500 Index	40	$2,025	April 2017	$(2,120)
	39	2,050	April 2017	(1,950)
	38	2,075	April 2017	(2,660)
	37	2,100	April 2017	(2,775)
	36	2,125	April 2017	(2,880)
	35	2,150	April 2017	(3,500)
	34	2,175	April 2017	(4,080)
	34	2,200	April 2017	(4,760)
	33	2,225	April 2017	(5,775)
	32	2,250	April 2017	(7,520)
	31	2,275	April 2017	(10,850)
	46	2,100	May 2017	(14,260)
	45	2,125	May 2017	(16,650)
	44	2,150	May 2017	(19,800)
	43	2,175	May 2017	(23,865)
	42	2,200	May 2017	(28,140)
	41	2,225	May 2017	(34,358)
	40	2,250	May 2017	(42,800)
	39	2,275	May 2017	(48,360)
	38	2,300	May 2017	(65,360)
	38	2,325	May 2017	(87,780)
	36	2,350	May 2017	(107,820)
	49	2,150	June 2017	(45,080)
	48	2,175	June 2017	(51,840)
	46	2,200	June 2017	(59,570)
	45	2,225	June 2017	(64,575)
	44	2,250	June 2017	(78,320)
	43	2,275	June 2017	(93,138)
	42	2,300	June 2017	(116,550)
	41	2,325	June 2017	(141,040)
	40	2,350	June 2017	(168,800)
	39	2,375	June 2017	(193,167)

Total (Premiums Received $3,318,470)	1,278			$(1,550,143)

For the period ended March 31, 2017, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2016	1,058	$2,908,757

Contracts written	1,320	3,366,034
Contracts bought to close	(6)	(25,284)
Contracts expired	(1,094)	(2,931,037)

Contracts Outstanding March 31, 2017	1,278	$3,318,470

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,060,999,563

Gross unrealized gain	27,846,213
Gross unrealized loss	(11,682,089)

Net unrealized security gain	$16,164,124

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities – 4.5%
FHLMC – 2.3%
$680	5.000%	01/01/18	$ 688
10,000	5.000	02/01/18	10,120
8,121	5.000	03/01/18	8,234
4,964	5.000	04/01/18	5,036
3,736	5.000	05/01/18	3,794
3,422	5.000	06/01/18	3,479
7,914	5.000	07/01/18	8,059
1,796	5.000	08/01/18	1,832
1,561	5.000	10/01/18	1,594
2,459	5.000	11/01/18	2,514
340	5.000	02/01/19	350
56,646	5.500	01/01/20	58,710
63,067	5.000	11/01/25	68,617
123,319	5.000	08/01/28	134,171
15,942	5.000	01/01/33	17,457
1,312	5.000	03/01/33	1,435
8,008	5.000	04/01/33	8,759
2,221	5.000	05/01/33	2,429
5,575	5.000	06/01/33	6,098
32,274	5.000	07/01/33	35,302
45,187	5.000	08/01/33	49,429
4,157	5.000	09/01/33	4,548
9,711	5.000	10/01/33	10,621
23,945	5.000	11/01/33	26,192
11,295	5.000	12/01/33	12,355
10,500	5.000	01/01/34	11,484
32,674	5.000	02/01/34	35,738
14,516	5.000	03/01/34	15,877
21,216	5.000	04/01/34	23,206
39,090	5.000	05/01/34	42,757
472,966	5.000	06/01/34	517,336
6,599	5.000	11/01/34	7,217
131,621	5.000	04/01/35	143,971
2,340,467	5.000	07/01/35	2,559,865
12,477	5.000	11/01/35	13,647
88,074	5.000	03/01/36	96,647
41,350	5.000	03/01/37	45,150
95,091	5.000	12/01/37	103,830
183,352	5.000	02/01/38	199,713
489,263	5.000	03/01/38	532,921
251,063	5.000	07/01/38	273,465
240,440	5.000	11/01/38	261,895
554,078	5.000	12/01/38	604,999
307,834	5.000	01/01/39	335,302
71,360	5.000	02/01/39	77,728
1,809,189	7.000	02/01/39	2,102,308
514,277	5.000	06/01/41	561,540

			9,048,419

FNMA – 2.2%
6,122	5.000	03/01/18	6,207
23,273	5.000	04/01/18	23,628
191	5.500	01/01/19	196
10,219	5.500	02/01/19	10,460
11,496	5.500	03/01/19	11,794
5,218	5.500	04/01/19	5,343
5,384	5.500	05/01/19	5,552
24,760	5.500	06/01/19	25,405
73,902	5.500	07/01/19	75,884
71,072	5.500	08/01/19	73,102
62,400	5.500	09/01/19	64,537
16,970	5.500	10/01/19	17,539

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities – (continued)
FNMA – (continued)
$21,525	5.500%	11/01/19	$ 22,276
34,839	5.500	12/01/19	36,031
2,590	5.500	01/01/20	2,695
1,115	5.500	06/01/20	1,146
389,163	5.500	07/01/20	402,885
7,553	6.000	03/01/34	8,497
27,805	6.000	08/01/34	31,270
137,057	6.000	08/01/35	155,783
132,083	6.000	09/01/35	148,543
72,976	6.000	10/01/35	82,070
205,332	6.000	11/01/35	232,914
757,488	6.000	03/01/36	852,245
6,343	6.000	06/01/36	7,138
1,409,409	6.000	09/01/36	1,597,602
260,049	6.000	12/01/36	295,488
22,477	6.000	02/01/37	25,403
2,295	6.000	04/01/37	2,600
6,338	6.000	05/01/37	7,133
137,583	6.000	06/01/37	156,378
107,157	6.000	07/01/37	121,719
375,836	6.000	08/01/37	426,845
82,500	6.000	09/01/37	92,852
21,552	6.000	10/01/37	24,257
124,012	5.000	11/01/37	136,912
71,781	6.000	11/01/37	81,980
2,779	6.000	12/01/37	3,202
424,423	6.000	01/01/38	480,171
68,743	6.000	03/01/38	78,498
13,729	6.000	04/01/38	15,468
25,762	6.000	05/01/38	29,026
2,797	6.000	09/01/38	3,165
109,019	6.000	10/01/38	124,182
4,319	6.000	12/01/38	4,866
3,757	6.000	01/01/39	4,228
1,070,764	7.000	03/01/39	1,244,205
13,582	4.000	08/01/39	14,309
38,620	4.500	02/01/40	41,387
4,673	6.000	04/01/40	5,259
198,881	6.000	06/01/40	223,836
443,098	6.000	05/01/41	498,697
296,095	5.000	07/01/41	324,397
196,516	4.500	08/01/41	211,616

			8,578,821

TOTAL MORTGAGE-BACKED SECURITIES (Cost $17,357,991)			$ 17,627,240

Collateralized Mortgage Obligations – 8.3%
Agency Multi-Family(a) – 5.8%
FHLMC Multifamily Structured Pass-Through Certificates Series K011, Class A2
$5,500,000	4.084%	11/25/20	$ 5,860,128
FHLMC Multifamily Structured Pass-Through Certificates Series K714, Class A2
16,400,000	3.034	10/25/20	16,903,572

			22,763,700

Regular Floater(a)(b) – 1.0%
FHLMC REMIC Series 3371, Class FA
273,213	1.512	09/15/37	275,431

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Regular Floater(a)(b) – (continued)
NCUA Guaranteed Notes Trust Series 2010-A1, Class A
$304,069	1.208%	12/07/20	$ 304,265
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A
435,636	1.304	10/07/20	436,691
NCUA Guaranteed Notes Trust Series 2010-R2, Class 1A
531,857	1.148	11/06/17	532,210
NCUA Guaranteed Notes Trust Series 2011-R2, Class 1A
1,420,891	1.254	02/06/20	1,422,889
NCUA Guaranteed Notes Trust Series 2011-R3, Class 1A
870,686	1.291	03/11/20	871,978
NCUA Guaranteed Notes Trust Series 2011-R4, Class 1A
226,898	1.234	03/06/20	226,978

			4,070,442

Sequential Fixed Rate – 1.5%
FHLMC REMIC Series 2755, Class ZA(b)
595,627	5.000	02/15/34	654,039
FHLMC REMIC Series 4273, Class PD(b)
1,760,280	6.500	11/15/43	2,029,738
FNMA REMIC Series 2012-111, Class B
550,285	7.000	10/25/42	646,657
FNMA REMIC Series 2012-153, Class B
1,891,494	7.000	07/25/42	2,200,572

			5,531,006

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,451,439)			$ 32,365,148

Asset-Backed Securities(a)(b) – 0.0%
Home Equity – 0.0%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 1A1
$37,172	7.000%	09/25/37	$ 36,928
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A1
92,240	6.755	09/25/37	92,265

TOTAL ASSET-BACKED SECURITIES (Cost $129,655)			$ 129,193

U.S. Treasury Obligations – 22.0%
U.S. Treasury Bonds
$1,100,000	2.750%	11/15/42	$ 1,047,849
3,300,000	3.625	02/15/44	3,677,553
7,700,000	3.000 (c)	11/15/44	7,667,506
5,170,000	3.000	05/15/45	5,141,565
2,220,000	3.000	11/15/45	2,206,991
U.S. Treasury Inflation Indexed Notes (TIPS)
4,517,236	0.125	04/15/18	4,557,033

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
U.S. Treasury Notes
$7,100,000	0.875%	05/31/18	$ 7,079,765
13,100,000	1.625	06/30/20	13,111,397
9,200,000	1.750	12/31/20	9,206,992
4,280,000	1.375	04/30/21	4,208,438
6,600,000	2.250	04/30/21	6,716,622
2,720,000	1.125	06/30/21	2,641,664
6,620,000	1.125	07/31/21	6,421,069
800,000	2.125	06/30/22	805,528
5,800,000	1.750	09/30/22	5,712,594
3,700,000	1.875	10/31/22	3,665,331
2,400,000	2.250	01/31/24	2,407,608

TOTAL U.S. TREASURY OBLIGATIONS (Cost $86,458,207)			$ 86,275,505

Shares	Distribution Rate		Value
Investment Company(a)(d) – 52.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
205,607,426	0.618%		$205,607,426
(Cost $205,607,426)

TOTAL INVESTMENTS – 87.3% (Cost $342,004,718)			$342,004,512

OTHER ASSETS IN EXCESS OF LIABILITIES – 12.7%			49,883,562

NET ASSETS – 100.0%			$391,888,074

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
TIPS	— Treasury Inflation-Protected Securities

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

U.S. Long Bonds	(51)	June 2017	$(7,693,031)	$(7,915)
U.S. Ultra Long Treasury Bonds	(140)	June 2017	(22,487,500)	(98,948)
2 Year U.S. Treasury Notes	(148)	June 2017	(32,035,063)	(17,991)
5 Year U.S. Treasury Notes	(942)	June 2017	(110,898,422)	(141,657)
10 Year U.S. Treasury Notes	291	June 2017	36,247,688	67,113

TOTAL				$(199,398)

SWAP CONTRACTS — At March 31, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged		Market Value
Notional Amount (000’s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$14,080	12/19/19	2.250%	3 Month LIBOR	$115	$19,064
77,790	12/20/19	2.250	3 Month LIBOR	63,390	41,962
3,200	12/19/23	3 Month LIBOR	2.600%	796	(24,810)
11,000	12/20/28	3 Month LIBOR	2.790	(92,516)	(53,816)

TOTAL				$(28,215)	$(17,600)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2017.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(b)

Macquarie Bank Ltd.	S&P GSCI Energy 1 Month Forward Index	$126,810	(0.15)%	08/15/17	$(5,312,323)
Merrill Lynch International	S&P GSCI Energy 1 Month Forward Index	119,138	(0.15)	05/22/17	(4,671,161)
Societe Generale SA	S&P GSCI Energy 1 Month Forward Index	108,166	(0.13)	06/15/17	(4,536,468)
UBS AG	S&P GSCI Energy 1 Month Forward Index	35,143	(0.15)	02/23/18	(1,402,426)

TOTAL					$(15,922,378)

(a)	The Fund receives monthly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$342,030,671

Gross unrealized gain	1,026,743
Gross unrealized loss	(1,052,902)

Net unrealized security loss	$(26,159)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Consolidated Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 30.2%
Automobiles & Components – 3.0%
37,000	Bridgestone Corp.	$ 1,501,947
10,565	Continental AG	2,316,379
103,800	Mazda Motor Corp.	1,498,342
94,604	Peugeot SA*	1,901,304
21,504	Renault SA	1,868,102
38,000	Subaru Corp.	1,393,775
88,000	Sumitomo Rubber Industries Ltd.	1,501,463
36,500	Suzuki Motor Corp.	1,515,981
31,396	Valeo SA	2,088,516

		15,585,809

Banks – 3.8%
1,224,775	Banco de Sabadell SA	2,244,116
179,000	Bank of Kyoto Ltd. (The)	1,306,537
263,928	Commerzbank AG	2,391,271
267,500	Concordia Financial Group Ltd.	1,240,157
153,149	Credit Agricole SA	2,070,065
317,000	Fukuoka Financial Group, Inc.	1,376,963
254,900	Gunma Bank Ltd. (The)	1,329,795
117,800	Japan Post Bank Co. Ltd.	1,462,591
805,000	Shinsei Bank Ltd.	1,483,312
40,976	Societe Generale SA	2,076,063
38,300	Sumitomo Mitsui Financial Group, Inc.	1,394,073
40,600	Sumitomo Mitsui Trust Holdings, Inc.	1,406,868

		19,781,811

Capital Goods – 1.9%
7,617	Carlisle Cos., Inc.	810,525
63,799	Koninklijke Philips NV	2,049,497
137,702	Leonardo SpA*	1,952,686
100,800	Mitsubishi Electric Corp.	1,452,357
28,419	Schneider Electric SE	2,087,908
4,750	Snap-on, Inc.	801,183
11,104	WESCO International, Inc.*	772,283

		9,926,439

Commercial & Professional Services – 1.2%
28,348	Adecco Group AG (Registered)	2,012,833
33,920	Randstad Holding NV	1,955,420
16,970	Robert Half International, Inc.	828,645
90,600	Temp Holdings Co. Ltd.	1,698,745

		6,495,643

Consumer Durables & Apparel – 1.7%
51,000	Bandai Namco Holdings, Inc.	1,528,759
106,400	Casio Computer Co. Ltd.	1,483,432
21,990	Michael Kors Holdings Ltd.*	838,039
16,618	Pandora A/S*	1,839,253
8,901	PVH Corp.	920,987
10,070	Ralph Lauren Corp.	821,913
87,700	Sekisui Chemical Co. Ltd.	1,478,451

		8,910,834

Diversified Financials – 0.1%
21,090	Deutsche Bank AG (Registered)*	362,558

Food & Staples Retailing – 2.0%
80,853	Carrefour SA	1,904,991
9,930	CVS Health Corp.	779,505
30,700	Matsumotokiyoshi Holdings Co. Ltd.	1,462,460
68,227	METRO AG	2,180,029
45,028	Sprouts Farmers Market, Inc.*	1,041,047

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – (continued)
16,000	Tsuruha Holdings, Inc.	$ 1,483,994
11,573	Wal-Mart Stores, Inc.	834,182
27,068	Whole Foods Market, Inc.	804,461

		10,490,669

Food, Beverage & Tobacco – 0.5%
41,881	Flowers Foods, Inc.	812,910
22,939	Hormel Foods Corp.	794,378
12,951	Tyson Foods, Inc. Class A	799,206

		2,406,494

Health Care Equipment & Services – 1.2%
6,115	Aetna, Inc.	779,968
11,313	Centene Corp.*	806,165
26,039	Fresenius Medical Care AG & Co. KGaA	2,195,649
11,314	MEDNAX, Inc.*	784,965
8,162	Quest Diagnostics, Inc.	801,427
5,608	WellCare Health Plans, Inc.*	786,298

		6,154,472

Household & Personal Products – 0.5%
28,000	Kao Corp.	1,537,664
15,939	Nu Skin Enterprises, Inc. Class A	885,252

		2,422,916

Insurance – 0.3%
351,157	Aegon NV	1,788,742

Materials – 2.4%
28,676	Akzo Nobel NV	2,373,909
153,000	Asahi Kasei Corp.	1,486,613
29,819	Covestro AG(a)	2,297,218
52,700	Hitachi Chemical Co. Ltd.	1,463,931
98,200	Kuraray Co. Ltd.	1,493,878
191,000	Mitsubishi Chemical Holdings Corp.	1,482,911
9,630	Reliance Steel & Aluminum Co.	770,593
165,000	Tosoh Corp.	1,451,757

		12,820,810

Media – 0.3%
53,100	CyberAgent, Inc.	1,574,525

Pharmaceuticals, Biotechnology & Life Sciences – 2.3%
109,300	Astellas Pharma, Inc.	1,441,550
19,083	Bayer AG (Registered)	2,198,620
2,715	Biogen, Inc.*	742,335
70,425	Endo International plc*	785,943
11,450	Gilead Sciences, Inc.	777,684
27,300	Kaken Pharmaceutical Co. Ltd.	1,545,585
15,662	Mallinckrodt plc*	698,055
57,821	Novo Nordisk A/S Class B	1,985,512
83,200	Sumitomo Dainippon Pharma Co. Ltd.	1,376,741
5,457	United Therapeutics Corp.*	738,769

		12,290,794

Real Estate – 0.6%
10,800	Daito Trust Construction Co. Ltd.	1,484,965
282,900	Leopalace21 Corp.	1,461,533

		2,946,498

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Consolidated Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Retailing – 1.7%
25,000	ABC-Mart, Inc.	$ 1,465,287
20,254	Bed Bath & Beyond, Inc.	799,223
18,292	Best Buy Co., Inc.	899,052
32,917	Gap, Inc. (The)	799,554
20,377	Kohl’s Corp.	811,208
90,513	Staples, Inc.	793,799
31,264	Urban Outfitters, Inc.*	742,832
16,629	Williams-Sonoma, Inc.	891,647
293,300	Yamada Denki Co. Ltd.	1,466,242

		8,668,844

Semiconductors & Semiconductor Equipment – 0.5%
22,571	Intel Corp.	814,136
14,222	QUALCOMM, Inc.	815,489
8,411	Skyworks Solutions, Inc.	824,110

		2,453,735

Software & Services – 0.6%
67,900	DeNA Co. Ltd.	1,382,312
11,348	Synopsys, Inc.*	818,531
25,683	Teradata Corp.*(b)	799,255

		3,000,098

Technology Hardware & Equipment – 2.4%
10,883	Arrow Electronics, Inc.*	798,921
17,442	Avnet, Inc.	798,146
65,299	Brocade Communications Systems, Inc.	814,932
76,400	Brother Industries Ltd.	1,597,691
23,482	Cisco Systems, Inc.	793,692
5,680	F5 Networks, Inc.*	809,798
34,801	Hewlett Packard Enterprise Co.	824,784
21,133	Ingenico Group SA	1,993,186
28,510	Juniper Networks, Inc.	793,433
151,700	Konica Minolta, Inc.	1,360,687
107,765	Xerox Corp.	790,995
91,100	Yokogawa Electric Corp.	1,436,722

		12,812,987

Telecommunication Services – 1.1%
34,500	Nippon Telegraph & Telephone Corp.	1,474,990
2,388,491	Telecom Italia SpA*	2,150,086
111,824	Vivendi SA	2,169,234

		5,794,310

Transportation – 1.7%
10,127	C.H. Robinson Worldwide, Inc.	782,716
16,435	Delta Air Lines, Inc.	755,353
146,113	Deutsche Lufthansa AG (Registered)	2,370,371
291,834	International Consolidated Airlines Group SA	1,927,643
45,400	Japan Airlines Co. Ltd.	1,441,448
41,363	JetBlue Airways Corp.*	852,491
10,977	United Continental Holdings, Inc.*	775,415

		8,905,437

Utilities – 0.4%
449,217	Enel SpA	2,113,775

TOTAL COMMON STOCKS (Cost $147,550,883)		$157,708,200

Shares	Description	Rate	Value
Preferred Stock – 0.4%
Household & Personal Products – 0.4%
17,022	Henkel AG & Co. KGaA (Pr&eference)	1.470%	$ 2,181,798
(Cost $1,984,835)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligation(c)(d) – 4.0%
U.S. Treasury Inflation Indexed Notes (TIPS)
$20,770,000	0.375%	01/15/27	$ 20,803,451
(Cost $20,865,637)

Units	Description	Expiration Month	Value
Right*(b) – 0.0%
Diversified Financials – 0.0%
21,090	Deutsche Bank AG	04/17	$ 50,397
(Cost $0)

Shares	Distribution Rate		Value
Investment Company(d)(e) – 54.9%
Goldman Sachs Financial Square Government Fund – Institutional Shares
286,047,809	0.618%		$286,047,809
(Cost $286,047,809)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $456,449,164)			$466,791,655

Shares	Distribution Rate		Value
Securities Lending Reinvestment Vehicle(d)(e) – 0.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
322, 000	0.618%		$ 322,000
(Cost $322,000)

TOTAL INVESTMENTS – 89.6% (Cost $456,771,164)			$467,113,655

OTHER ASSETS IN EXCESS OF LIABILITIES – 10.4%			54,116,998

NET ASSETS – 100.0%			$521,230,653

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,297,218, which represents approximately 0.4% of net assets as of March 31, 2017.

(b)	All or a portion of security is on loan.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Consolidated Schedule of Investments (continued)

March 31, 2017 (Unaudited)

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

(e)	Represents an affiliated issuer.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
TIPS	— Treasury Inflation-Protected Securities

Currency Abbreviations:
CHF	— Swiss Franc
DKK	— Denmark krone
EUR	— Euro Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Consolidated Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	USD	1,425,028	EUR	1,320,000	06/21/17	$1,413,519	$11,509
	USD	2,682,788	NOK	22,700,000	06/21/17	2,645,962	36,826

TOTAL							$48,335

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	CHF	80,000	USD	80,607	06/21/17	$80,251	$(356)
	DKK	1,350,000	USD	197,005	06/21/17	194,372	(2,633)
	NOK	500,000	USD	59,243	06/21/17	58,281	(962)
	SEK	1,050,000	USD	120,015	06/21/17	117,634	(2,381)
	USD	4,670,637	CHF	4,700,000	06/21/17	4,714,728	(44,091)
	USD	6,588,306	DKK	46,341,093	06/21/17	6,672,169	(83,863)
	USD	55,457,065	EUR	52,540,000	06/21/17	56,262,353	(805,288)
	USD	64,379,056	JPY	7,330,000,000	06/21/17	66,046,320	(1,667,264)
	USD	2,676,750	SEK	24,150,000	06/21/17	2,705,572	(28,822)

TOTAL							$(2,635,660)

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Consolidated Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Amsterdam Index	(1)	April 2017	$(109,923)	$(1,096)
Brent Crude Futures	11	April 2017	588,830	(12,639)
CAC 40 Index	40	April 2017	2,182,886	46,257
CBOE Volatility Index	(99)	April 2017	(1,314,225)	85,044
Cocoa Futures	(6)	May 2017	(125,700)	(3,318)
Coffee ‘C’ Futures	(9)	May 2017	(470,138)	3,304
Corn Futures	(24)	May 2017	(437,100)	(2,742)
Cotton No. 2 Futures	3	May 2017	115,995	456
DAX Index	(19)	June 2017	(6,247,728)	(110,743)
Euro-BTP	204	June 2017	28,441,699	273,220
Euro-Bund	108	June 2017	18,597,908	19,592
Euro-OAT	130	June 2017	20,392,095	46,473
FTSE 100 Index	420	June 2017	38,284,990	(81,912)
FTSE/MIB Index	52	June 2017	5,561,506	213,803
Gasoline RBOB Futures	1	April 2017	71,526	647
Gold 100 oz. Futures	(2)	June 2017	(250,240)	(4,266)
Hang Seng Index	(34)	April 2017	(5,278,608)	42,323
IBEX 35 Index	(34)	April 2017	(3,776,848)	(199,028)
KC HRW Wheat Futures	(13)	May 2017	(273,325)	17,573
Lean Hogs Futures	(8)	June 2017	(236,320)	9,488
LME Copper Futures	1	April 2017	145,600	310
LME Copper Futures	(1)	April 2017	(145,600)	648
LME Copper Futures	1	May 2017	145,825	(571)
LME Lead Futures	1	April 2017	58,394	116
LME Lead Futures	(1)	April 2017	(58,394)	2,154
LME Nickel Futures	4	April 2017	239,496	(9,369)
LME Nickel Futures	(4)	April 2017	(239,496)	23,535
LME Nickel Futures	4	May 2017	239,928	(23,601)
LME Primary Aluminum Futures	3	April 2017	146,606	11,224
LME Primary Aluminum Futures	(3)	April 2017	(146,606)	(6,363)
LME Primary Aluminum Futures	12	May 2017	587,775	12,588
LME Zinc Futures	5	April 2017	344,531	(4,074)
LME Zinc Futures	(5)	April 2017	(344,531)	7,157
LME Zinc Futures	3	May 2017	207,375	1,812
Long Gilt	81	June 2017	12,947,443	264,537
Low Sulphur Gas Oil Futures	7	May 2017	329,700	8,414
mini MSCI Emerging Markets Index Futures	541	June 2017	26,005,870	588,608
Natural Gas Futures	2	April 2017	63,800	3,514
NY Harbor ULSD Futures	2	April 2017	132,266	5,936
OMX Stockholm 30 Index	(111)	April 2017	(1,960,011)	(23,324)
Russell 2000 Mini Index	(1)	June 2017	(69,220)	(731)
S&P 500 E-Mini Index	1,100	June 2017	129,756,000	(210,958)
S&P/TSX 60 Index	183	June 2017	25,102,726	35,477
Soybean Futures	1	May 2017	47,300	(5,028)
SPI 200 Index	17	June 2017	1,898,845	31,881
Sugar #11 (World) Futures	(6)	April 2017	(112,627)	24,577
TSE TOPIX Index	(240)	June 2017	(32,605,767)	766,629
Wheat Futures	(40)	May 2017	(853,000)	13,521
WTI Crude Oil Futures	2	April 2017	101,200	5,337
10 Year Australian Government Bonds	(5)	June 2017	(490,671)	(4,432)
10 Year Canadian Government Bonds	(42)	June 2017	(4,336,910)	(50,728)
10 Year Japanese Government Bonds	37	June 2017	49,944,849	16,705

TOTAL				$1,827,937

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Consolidated Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on March 31, 2017(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Markit CDX North America High Yield Grade Index	$23,820	5.000%	12/20/21	3.100%	$834,713	$1,058,153
Markit CDX North America Investment Grade Index	55,780	1.000	12/20/21	0.590	672,923	379,625

TOTAL					$1,507,636	$1,437,778

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

		Rates Exchanged		Market Value
Notional Amount (000’s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain

$88,780	06/21/27	2.500%	3 Month LIBOR	$(119,814)	$681,110

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2017.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(a)

Barclays Bank PLC	S&P GSCI Total Return Index(b)	$4,851	(0.042)%	02/15/18	$131,077
Deutsche Bank AG	FTSE NAREIT Mortgage Index(c)	12,074	(0.999)	06/23/17	1,295,137
JPMorgan Chase Bank NA	S&P GSCI Total Return Index(b)	8,218	—	02/01/18	(328,394)

TOTAL					$1,097,820

(a)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

(b)	The Fund pays/receives monthly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

(c)	The Fund pays/receives quarterly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$458,122,500

Gross unrealized gain	13,119,382
Gross unrealized loss	(4,128,227)

Net unrealized security gain	$8,991,155

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(a)(b) – 76.9%
Goldman Sachs Financial Square Government Fund – Institutional Shares
120,086,524	0.618%	$120,086,524

TOTAL INVESTMENTS – 76.9% (Cost $120,086,524)		$120,086,524

OTHER ASSETS IN EXCESS OF LIABILITIES – 23.1%		36,003,408

NET ASSETS – 100.0%		$156,089,932

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BUBOR	— Budapest Interbank Offered Rate
EURIBOR	— Euro Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
PRIBOR	— Prague Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	BRL	12,180,000	USD	3,863,416	05/03/17	$3,865,003	$1,587
	CAD	8,223,000	USD	6,170,200	06/21/17	6,190,210	20,010
	CLP	390,000,000	USD	582,698	06/21/17	588,828	6,130
	COP	15,598,000,000	USD	5,252,401	06/21/17	5,367,663	115,262
	CZK	32,270,000	USD	1,269,411	06/21/17	1,287,611	18,200
	EUR	1,698,000	USD	1,802,992	06/21/17	1,818,300	15,308
	GBP	9,786,000	USD	12,078,504	06/21/17	12,284,443	205,939
	HUF	68,840,000	USD	235,027	06/21/17	238,627	3,600
	IDR	105,660,000,000	USD	7,823,190	06/21/17	7,884,561	61,371
	INR	538,000,000	USD	7,966,712	06/21/17	8,241,441	274,729
	JPY	408,227,000	USD	3,599,560	06/21/17	3,678,294	78,734
	KRW	6,760,000,000	USD	5,954,128	06/21/17	6,054,148	100,020
	MXN	62,310,000	USD	3,181,026	06/21/17	3,287,861	106,835
	PLN	1,955,000	USD	477,241	06/21/17	492,651	15,410
	RUB	284,000,000	USD	4,760,719	06/21/17	4,947,843	187,124
	SEK	5,927,000	USD	660,391	06/21/17	664,013	3,622
	USD	12,803	CZK	320,000	06/21/17	12,769	34
	USD	426,640	EUR	399,000	04/03/17	425,653	987
	USD	413,245	EUR	383,000	06/21/17	410,135	3,110
	USD	194,139	GBP	154,000	06/21/17	193,317	822
	USD	724,079	HUF	208,650,000	06/21/17	723,266	813
	USD	55,048	JPY	6,100,000	06/21/17	54,963	85
	USD	10,264,712	NOK	87,700,000	06/21/17	10,222,506	42,206
	USD	1,561,046	NZD	2,220,000	06/21/17	1,553,058	7,988
	USD	76,297	PLN	298,000	06/21/17	75,094	1,203
	USD	414,703	SEK	3,629,000	06/21/17	406,564	8,139
	USD	770,622	ZAR	10,238,000	06/21/17	752,676	17,946

TOTAL							$1,297,214

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	10,520,000	USD	8,056,784	06/21/17	$8,025,592	$(31,192)
	BRL	12,180,000	USD	3,896,727	04/04/17	3,890,628	(6,099)
	CAD	13,500	USD	10,152	04/03/17	10,152	0
	CHF	1,000	USD	1,009	06/21/17	1,003	(6)
	CLP	3,410,000,000	USD	5,218,456	06/21/17	5,148,469	(69,987)
	CZK	78,800,000	USD	3,211,303	06/21/17	3,144,217	(67,086)
	EUR	6,568,000	USD	7,111,275	06/21/17	7,033,331	(77,944)
	GBP	75,000	USD	94,548	06/21/17	94,148	(400)
	HUF	36,650,000	USD	127,155	04/04/17	126,689	(466)
	HUF	1,388,000,000	USD	4,869,286	06/21/17	4,811,370	(57,916)
	JPY	322,000,000	USD	2,928,857	06/21/17	2,901,353	(27,504)
	NOK	22,500,000	USD	2,680,981	06/21/17	2,622,650	(58,331)
	NZD	9,980,000	USD	7,101,698	06/21/17	6,981,767	(119,931)
	PLN	14,040,000	USD	3,571,518	06/21/17	3,538,017	(33,501)
	SEK	283,000	USD	31,714	04/04/17	31,582	(132)
	SEK	57,834,000	USD	6,623,701	06/21/17	6,479,256	(144,445)
	TRY	6,900,000	USD	1,877,500	06/21/17	1,855,936	(21,564)
	USD	3,886,407	BRL	12,180,000	04/04/17	3,890,628	(4,221)
	USD	15,112,953	CAD	20,243,000	06/21/17	15,238,772	(125,819)
	USD	262,723	CHF	263,000	06/21/17	263,824	(1,101)
	USD	2,204,229	CLP	1,470,000,000	06/21/17	2,219,429	(15,200)
	USD	1,503,518	COP	4,488,000,000	06/21/17	1,544,433	(40,915)
	USD	8,175,635	CZK	207,219,000	06/21/17	8,268,292	(92,657)
	USD	11,151,749	EUR	10,502,000	06/21/17	11,246,045	(94,296)
	USD	685,921	GBP	548,000	04/03/17	686,589	(668)
	USD	17,487,434	GBP	14,207,250	06/21/17	17,834,474	(347,040)
	USD	5,801,820	HUF	1,700,000,000	06/21/17	5,892,888	(91,068)
	USD	563,003	IDR	7,560,000,000	06/21/17	564,143	(1,140)
	USD	591,626	INR	39,000,000	06/21/17	597,428	(5,802)
	USD	9,795,747	JPY	1,110,406,000	06/21/17	10,005,215	(209,468)
	USD	1,667,265	MXN	33,653,000	06/21/17	1,775,740	(108,475)
	USD	4,708,250	MYR	21,060,000	06/21/17	4,725,263	(17,013)
	USD	6,601,367	NZD	9,500,000	06/21/17	6,645,971	(44,604)
	USD	2,129,318	PLN	8,648,000	06/21/17	2,179,257	(49,939)
	USD	559,496	RUB	32,500,000	06/21/17	566,215	(6,719)
	USD	10,745,902	SEK	96,540,600	06/21/17	10,815,633	(69,731)
	USD	3,978,464	TRY	14,990,000	06/21/17	4,031,953	(53,489)
	ZAR	47,588,000	USD	3,584,248	06/21/17	3,498,566	(85,682)

TOTAL							$(2,181,551)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Amsterdam Index	47	April 2017	$5,166,384	$59,397
BIST 30 Index	1,584	April 2017	4,736,376	4,002
Brent Crude Futures	(25)	April 2017	(1,338,250)	(72,647)
CAC 40 Index	93	April 2017	5,075,210	114,061
Coffee ‘C’ Futures	(23)	May 2017	(1,201,463)	50,144
Corn Futures	(80)	May 2017	(1,457,000)	(22,670)
Cotton No. 2 Futures	38	May 2017	1,469,270	13,133
DAX Index	15	June 2017	4,932,416	123,277
DJIA Mini E-CBOT	28	June 2017	2,884,560	(31,270)
Feeder Cattle Futures	6	May 2017	398,100	(524)
FTSE 100 Index	59	June 2017	5,378,130	13,486
FTSE/JSE Top 40 Index	(168)	June 2017	(5,731,128)	(75,552)
FTSE/MIB Index	41	June 2017	4,385,033	118,246
Gasoline RBOB Futures	(20)	April 2017	(1,430,520)	(69,007)
Gold 100 oz. Futures	(2)	June 2017	(250,240)	(4,069)
Hang Seng Index	33	April 2017	5,123,355	(31,888)
H-Shares Index	75	April 2017	4,964,293	(85,124)
IBEX 35 Index	41	April 2017	4,554,434	129,376
KC HRW Wheat Futures	(32)	May 2017	(672,800)	9,533
KOSPI 200 Index	102	June 2017	6,423,455	260,165
Lean Hogs Futures	(12)	June 2017	(354,480)	(529)
Live Cattle Futures	21	June 2017	931,350	28,247
LME Copper Futures	12	April 2017	1,747,200	2,259
LME Copper Futures	(12)	April 2017	(1,747,200)	11,847
LME Copper Futures	12	May 2017	1,749,900	(1,809)
LME Lead Futures	23	April 2017	1,343,056	5,752
LME Lead Futures	(23)	April 2017	(1,343,056)	(66,610)
LME Lead Futures	26	May 2017	1,519,375	71,401
LME Lead Futures	(3)	May 2017	(175,313)	(1,995)
LME Nickel Futures	39	April 2017	2,335,086	(211,646)
LME Nickel Futures	(39)	April 2017	(2,335,086)	151,450
LME Nickel Futures	17	May 2017	1,019,694	(100,306)
LME Nickel Futures	(39)	May 2017	(2,339,298)	(2,480)
LME Primary Aluminum Futures	55	April 2017	2,687,781	194,077
LME Primary Aluminum Futures	(55)	April 2017	(2,687,781)	(109,910)
LME Primary Aluminum Futures	51	May 2017	2,498,044	105,393
LME Primary Aluminum Futures	(4)	May 2017	(195,925)	(3,684)
LME Zinc Futures	19	April 2017	1,309,219	(15,482)
LME Zinc Futures	(19)	April 2017	(1,309,219)	(8,713)
LME Zinc Futures	24	May 2017	1,659,000	15,875
LME Zinc Futures	(3)	May 2017	(207,375)	6,480
Low Sulphur Gas Oil Futures	(31)	May 2017	(1,460,100)	(36,015)
MSCI Taiwan Index	179	April 2017	6,492,330	(53,610)
NASDAQ 100 E-mini Index	26	June 2017	2,828,020	37,004
Natural Gas Futures	(139)	April 2017	(4,434,100)	(220,023)
Nikkei 225 Index	12	June 2017	2,038,265	(48,314)
NY Harbor ULSD Futures	(22)	April 2017	(1,454,930)	(55,831)
OMX Stockholm 30 Index	281	April 2017	4,961,830	99,671
Russell 2000 Mini Index	33	June 2017	2,284,260	16,541
S&P 500 E-Mini Index	46	June 2017	5,426,160	18,678
S&P/TSX 60 Index	40	June 2017	5,486,935	7,395
SET50 Index	1,159	June 2017	6,680,967	4,856
SGX Nifty 50 Equity Index	355	April 2017	6,530,580	73,911
Silver Futures	34	May 2017	3,103,520	12,827
Soybean Futures	(19)	May 2017	(898,700)	25,458
SPI 200 Index	49	June 2017	5,473,143	99,280
Sugar #11 (World) Futures	(41)	April 2017	(769,619)	59,248
TSE TOPIX Index	35	June 2017	4,755,008	(37,220)
Wheat Futures	(33)	May 2017	(703,725)	(6,726)
WTI Crude Oil Futures	(27)	April 2017	(1,366,200)	(28,888)

TOTAL				$539,928

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Notional Amount (000’s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

EUR	416,700	06/21/18	0.000%	6 Month EURIBOR	$(198,848)	$1,059,021
GBP	365,270	06/21/18	0.750	6 Month LIBOR	(2,327,315)	3,163,947
SEK	3,920,500	06/21/18	0.000	3 Month STIBOR	119,707	1,685,292
	$396,160	06/21/18	3 Month LIBOR	1.500%	225,369	(222,606)
EUR	98,250	06/21/19	0.000	6 Month EURIBOR	(61,896)	276,523
GBP	18,830	06/21/19	0.750	6 Month LIBOR	(354,257)	399,579
JPY	5,307,280	06/21/19	6 Month LIBOR	0.000	108	53,828
	$219,410	06/21/19	1.750	3 Month LIBOR	201,673	(79,625)
CZK	392,570	09/20/22	6 Month PRIBOR	1.000	(241,031)	48,094
HUF	38,270	09/20/22	2.000	6 Month BUBOR	—	2,940
MXN	123,190	09/20/22	1 Month TIIE	7.750	(523,265)	380,787
PLN	43,380	09/20/22	6 Month WIBOR	2.750	(301,473)	161,572
ZAR	113,620	09/20/22	8.000	3 Month JIBAR	(35,916)	106,370
CAD	8,640	06/21/27	3 Month BA	2.000	32,118	(53,002)
CHF	11,960	06/21/27	6 Month LIBOR	0.250	35,238	(144,696)
EUR	8,770	06/21/27	1.000	6 Month EURIBOR	(51,213)	226,052
GBP	37,220	06/21/27	1.500	6 Month LIBOR	(3,110,786)	4,346,755
JPY	2,781,750	06/21/27	0.250	6 Month LIBOR	55,223	(146,322)
SEK	25,240	06/21/27	3 Month STIBOR	1.250	68	(22,625)
	$65,070	06/21/27	3 Month LIBOR	2.500	(128,800)	(267,921)
EUR	15,510	06/21/47	6 Month EURIBOR	1.500	87,949	(492,612)
GBP	13,060	06/21/47	6 Month LIBOR	1.500	4,279,404	(4,591,407)
JPY	1,063,880	06/21/47	6 Month LIBOR	1.000	(656,628)	284,633
	$2,770	06/21/47	2.750	3 Month LIBOR	(35,503)	84,891

TOTAL					$(2,990,074)	$6,259,468

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2017.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$120,086,524

Gross unrealized gain	—
Gross unrealized loss	—

Net unrealized security loss	$—

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United State of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the net asset value (“NAV”) per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued using available market quotations as provided by a third party pricing vendor or broker. With the exception of treasury securities of G8 countries (not held in money market funds that use amortized cost as a valuation methodology), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commodity Index-Linked Structured Notes — The value of a commodity index-linked structured note is based on the price movements of a commodity index. The value of these notes will rise and fall in response to changes in the underlying commodity index. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. Commodity index-linked investments may be more volatile and less liquid than the underlying index, and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. These notes are subject to prepayment, credit and interest rate risks. These notes have an automatic redemption feature if the underlying index declines from the purchase date by the amount specified in the agreement. A Fund has the option to request prepayment from the issuer at any time. Interim payments received (paid) are recorded as net realized gains (losses), and at maturity, or when a structured note is sold, a Fund records a realized gain or loss.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2017:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$141,164,990	$—	$—
Exchange Traded Funds	102,103,256	—	—
Investment Company	830,329,066	—	—
Securities Lending Reinvestment Vehicle	3,566,375	—	—
Total	$1,077,163,687	$—	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$438,387	$—
Futures Contracts	3,124,825	—	—
Credit Default Swap Contracts	—	107,698	—
Total Return Swap Contracts	—	216,299	—
Total	$3,124,825	$762,384	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(348,511)	$—
Futures Contracts(b)	(704,457)	—	—
Credit Default Swap Contracts(b)	—	(76,309)	—
Total Return Swap Contracts(b)	—	(439,794)	—
Written Options Contracts	(1,550,143)	—	—
Total	$(2,254,600)	$(864,614)	$—

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Securities	$—	$17,627,240	$—
Collateralized Mortgage Obligations	—	32,365,148	—
Asset-Backed Securities	—	129,193	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	86,275,505	—	—
Investment Company	205,607,426	—	—
Total	$291,882,931	$50,121,581	$—

Derivative Type
Assets(b)
Futures Contracts	$67,113	$—	$—
Interest Rate Swap Contracts	—	61,026	—
Total	$67,113	$61,026	$—
Liabilities(b)
Futures Contracts	$(266,511)	$—	$—
Interest Rate Swap Contracts	—	(78,626)	—
Total Return Swap Contracts	—	(15,922,378)	—
Total	$(266,511)	$(16,001,004)	$—

DYNAMIC ALLOCATION

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$58,427,034	$—
Europe	—	61,097,131	—
North America	40,416,230	—	—
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	20,803,451	—	—
Investment Company	286,047,809	—	—
Securities Lending Reinvestment Vehicle	322,000	—	—
Total	$347,589,490	$119,524,165	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$48,335	$—
Futures Contracts	2,582,860	—	—
Credit Default Swap Contracts	—	1,437,778	—
Interest Rate Swap Contract	—	681,110	—
Total Return Swap Contracts	—	1,426,214	—
Total	$2,582,860	$3,593,437	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(2,635,660)	$—
Futures Contracts	(754,923)	—	—
Total Return Swap Contracts	—	(328,394)	—
Total	$(754,923)	$(2,964,054)	$—

MANAGED FUTURES STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Investment Company	$120,086,524	$—	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,297,214	$—
Futures Contracts	1,942,470	—	—
Interest Rate Swap Contracts	—	12,280,284	—
Total	$1,942,470	$13,577,498	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(2,181,551)	$—
Futures Contracts	(1,402,542)	—	—
Interest Rate Swap Contracts	—	(6,020,816)	—
Total	$(1,402,542)	$(8,202,367)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Absolute Return Tracker and Dynamic Allocation Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Absolute Return Tracker and Dynamic Allocation Funds invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Funds (except for the Absolute Return Tracker Fund) are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Tax Risk — Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Absolute Return Tracker, Commodity Strategy and Dynamic Allocation Funds. Based on such rulings, these Funds may seek to gain exposure to the commodity markets through investments in commodity-linked notes and/or subsidiaries. The Managed Futures Strategy Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat a Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Managed Futures Strategy Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If a Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 98.2%
Automobiles & Components – 1.2%
1,407,300	Ford Motor Co.	$ 16,380,972
532,700	General Motors Co.	18,836,272

		35,217,244

Banks – 7.0%
1,122,381	Bank of America Corp.	26,476,968
11,300	BankUnited, Inc.	421,603
245,600	BB&T Corp.	10,978,320
16,100	Cullen/Frost Bankers, Inc.	1,432,417
672,600	Huntington Bancshares, Inc.	9,006,114
547,829	JPMorgan Chase & Co.(a)	48,121,299
1,165,500	New York Community Bancorp, Inc.(a)	16,282,035
331,700	PacWest Bancorp	17,666,342
1,347,200	People’s United Financial, Inc.(a)	24,519,040
2,500	TFS Financial Corp.	41,550
80,300	US Bancorp	4,135,450
983,800	Wells Fargo & Co.(b)	54,758,308

		213,839,446

Capital Goods – 6.8%
127,800	3M Co.	24,451,974
4,300	Allison Transmission Holdings, Inc.	155,058
600	AO Smith Corp.	30,696
181,200	Boeing Co. (The)	32,047,032
174,600	Caterpillar, Inc.	16,195,896
210,000	Eaton Corp. plc	15,571,500
204,600	Emerson Electric Co.	12,247,356
1,549,163	General Electric Co.(a)(b)	46,165,057
124,800	Honeywell International, Inc.	15,583,776
181,100	Johnson Controls International plc	7,627,932
16,800	KBR, Inc.	252,504
65,936	Lockheed Martin Corp.	17,644,474
9,600	Owens Corning	589,152
12,500	Timken Co. (The)	565,000
153,700	United Technologies Corp.	17,246,677
18,300	Watsco, Inc.	2,620,194

		208,994,278

Commercial & Professional Services – 0.7%
733,900	Covanta Holding Corp.	11,522,230
111,500	KAR Auction Services, Inc.	4,869,205
34,337	LSC Communications, Inc.	863,919
17,400	ManpowerGroup, Inc.	1,784,718
187,000	Pitney Bowes, Inc.	2,451,570
78,133	RR Donnelley & Sons Co.	946,191

		22,437,833

Consumer Durables & Apparel – 1.8%
208,700	Coach, Inc.	8,625,571
133,500	Garmin Ltd.	6,823,185
437,200	Mattel, Inc.	11,196,692
246,600	NIKE, Inc. Class B	13,743,018
109,600	Tupperware Brands Corp.	6,874,112
167,400	VF Corp.	9,201,978

		56,464,556

Consumer Services – 2.9%
58,300	Brinker International, Inc.	2,562,868
52,100	Carnival Corp.	3,069,211
30,900	Darden Restaurants, Inc.	2,585,403
16,600	Dunkin’ Brands Group, Inc.	907,688

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
316,000	Extended Stay America, Inc.	$ 5,037,040
82,547	International Game Technology plc	1,956,364
221,500	Las Vegas Sands Corp.	12,641,005
249,000	McDonald’s Corp.	32,272,890
10,700	Royal Caribbean Cruises Ltd.	1,049,777
163,200	Six Flags Entertainment Corp.	9,708,768
227,997	Starbucks Corp.	13,312,745
7,000	Vail Resorts, Inc.	1,343,300
6,800	Wendy’s Co. (The)	92,548
6,600	Wyndham Worldwide Corp.	556,314

		87,095,921

Diversified Financials – 3.4%
215,300	Artisan Partners Asset Management, Inc. Class A	5,942,280
95,896	Berkshire Hathaway, Inc. Class B*	15,983,945
31,800	BlackRock, Inc.	12,195,618
26,900	CME Group, Inc.	3,195,720
13,837	Donnelley Financial Solutions, Inc.*	266,916
39,800	Eaton Vance Corp.	1,789,408
200,500	Federated Investors, Inc. Class B	5,281,170
821,000	Invesco Ltd.	25,147,230
46,200	Legg Mason, Inc.	1,668,282
26,900	LPL Financial Holdings, Inc.	1,071,427
2,100	MarketAxess Holdings, Inc.	393,729
218,121	Morgan Stanley	9,344,304
546,700	Navient Corp.	8,069,292
80,600	T Rowe Price Group, Inc.	5,492,890
5,600	TD Ameritrade Holding Corp.	217,616
154,900	Thomson Reuters Corp.	6,696,327

		102,756,154

Energy – 6.4%
22,500	Antero Resources Corp.*	513,225
33,400	Baker Hughes, Inc.	1,997,988
34,900	Cheniere Energy, Inc.*	1,649,723
299,700	Chevron Corp.	32,178,789
206,400	ConocoPhillips	10,293,168
33,800	CONSOL Energy, Inc.*	567,164
32,058	Continental Resources, Inc.*	1,456,074
41,000	Diamondback Energy, Inc.*	4,252,315
2,100	Dril-Quip, Inc.*	114,555
56,000	Energen Corp.*	3,048,640
30,500	Ensco plc Class A	272,975
130,900	EOG Resources, Inc.	12,769,295
545,700	Exxon Mobil Corp.(b)	44,752,857
51,000	Gulfport Energy Corp.*	876,690
207,700	Halliburton Co.	10,220,917
21,800	HollyFrontier Corp.	617,812
254,000	Kinder Morgan, Inc.	5,521,960
35,800	Kosmos Energy Ltd.*	238,428
67,500	Laredo Petroleum, Inc.*	985,500
31,400	Marathon Petroleum Corp.	1,586,956
13,500	Nabors Industries Ltd.	176,445
146,400	Occidental Petroleum Corp.	9,275,904
55,500	Parsley Energy, Inc. Class A*	1,804,305
9,000	Patterson-UTI Energy, Inc.	218,430
176,700	PBF Energy, Inc. Class A(c)	3,917,439
68,302	Phillips 66	5,410,885
38,100	Pioneer Natural Resources Co.	7,095,363
84,800	QEP Resources, Inc.*	1,077,808
48,637	Range Resources Corp.	1,415,337

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
66,300	Rice Energy, Inc.*	$ 1,571,310
16,200	Rowan Cos. plc Class A*	252,396
184,400	Schlumberger Ltd.	14,401,640
34,048	SM Energy Co.	817,833
4,900	Superior Energy Services, Inc.*	69,874
40,200	Targa Resources Corp.	2,407,980
50,400	Valero Energy Corp.	3,341,016
71,000	Weatherford International plc*	472,150
93,535	Whiting Petroleum Corp.*	884,841
143,100	Williams Cos., Inc. (The)	4,234,329
20,100	World Fuel Services Corp.	728,625
78,200	WPX Energy, Inc.*	1,047,098

		194,536,039

Food & Staples Retailing – 1.4%
119,278	CVS Health Corp.	9,363,323
84,500	Sysco Corp.	4,387,240
66,500	Walgreens Boots Alliance, Inc.	5,522,825
307,300	Wal-Mart Stores, Inc.	22,150,184

		41,423,572

Food, Beverage & Tobacco – 5.5%
170,600	Altria Group, Inc.	12,184,252
75,500	Archer-Daniels-Midland Co.	3,476,020
17,500	Bunge Ltd.	1,387,050
862,800	Coca-Cola Co. (The)	36,617,232
39,100	Coca-Cola European Partners plc	1,473,679
109,600	Flowers Foods, Inc.	2,127,336
192,600	General Mills, Inc.	11,365,326
105,000	Kellogg Co.	7,624,050
162,200	Kraft Heinz Co. (The)	14,729,382
263,800	PepsiCo, Inc.	29,508,668
272,500	Philip Morris International, Inc.	30,765,250
37,100	Pinnacle Foods, Inc.	2,146,977
238,100	Reynolds American, Inc.	15,005,062

		168,410,284

Health Care Equipment & Services – 4.0%
608,141	Abbott Laboratories	27,007,542
6,700	ABIOMED, Inc.*	838,840
10,300	Acadia Healthcare Co., Inc.*	449,080
8,400	Aetna, Inc.	1,071,420
78,400	Anthem, Inc.	12,965,792
124,400	Cardinal Health, Inc.	10,144,820
15,723	DexCom, Inc.*	1,332,210
38,200	Hill-Rom Holdings, Inc.	2,696,920
376,354	Medtronic plc	30,319,078
8,700	ResMed, Inc.	626,139
1,700	Teleflex, Inc.	329,341
6,100	Tenet Healthcare Corp.*	108,031
199,600	UnitedHealth Group, Inc.	32,736,396
20,000	VCA, Inc.*	1,830,000
8,500	Veeva Systems, Inc. Class A*	435,880
600	West Pharmaceutical Services, Inc.	48,966

		122,940,455

Household & Personal Products – 2.4%
9,700	Colgate-Palmolive Co.	709,943
170,400	Kimberly-Clark Corp.	22,429,752
3,000	Nu Skin Enterprises, Inc. Class A	166,620
545,899	Procter & Gamble Co. (The)(b)	49,049,025

		72,355,340

Shares	Description	Value
Common Stocks – (continued)
Insurance – 2.8%
3,000	Allied World Assurance Co. Holdings AG	$ 159,300
158,600	American International Group, Inc.	9,901,398
5,000	American National Insurance Co.	590,150
167,300	Arthur J Gallagher & Co.	9,459,142
2,600	Erie Indemnity Co. Class A	319,020
110,600	First American Financial Corp.	4,344,368
42,100	FNF Group	1,639,374
201,100	Mercury General Corp.	12,265,089
398,300	MetLife, Inc.	21,038,206
464,501	Old Republic International Corp.	9,512,980
96,400	Principal Financial Group, Inc.	6,083,804
105,200	Prudential Financial, Inc.	11,222,736
4,000	Validus Holdings Ltd.	225,560

		86,761,127

Materials – 2.6%
5,300	Air Products & Chemicals, Inc.	717,037
10,800	Cabot Corp.	647,028
25,900	Celanese Corp. Series A	2,327,115
126,000	CF Industries Holdings, Inc.	3,698,100
90,500	Domtar Corp.	3,305,060
306,702	Dow Chemical Co. (The)	19,487,845
108,100	EI du Pont de Nemours & Co.	8,683,673
38,700	Graphic Packaging Holding Co.	498,069
128,600	Huntsman Corp.	3,155,844
200,200	International Paper Co.	10,166,156
178,600	LyondellBasell Industries NV Class A	16,286,534
86,400	Mosaic Co. (The)	2,521,152
78,400	Newmont Mining Corp.	2,584,064
6,700	Nucor Corp.	400,124
24,600	Packaging Corp. of America	2,253,852
300	RPM International, Inc.	16,509
1,400	Scotts Miracle-Gro Co. (The) Class A	130,746
35,700	WestRock Co.	1,857,471

		78,736,379

Media – 2.5%
91,700	Cinemark Holdings, Inc.	4,065,978
653,516	Comcast Corp. Class A	24,565,666
265,400	Interpublic Group of Cos., Inc. (The)	6,520,878
4,800	John Wiley & Sons, Inc. Class A	258,240
6,400	Liberty Global plc Series A Class A*	229,568
19,900	Lions Gate Entertainment Corp. Class A*	528,544
247,900	Regal Entertainment Group Class A(c)	5,597,582
118,600	Time Warner, Inc.	11,588,406
52,200	Tribune Media Co. Class A	1,945,494
7,400	Viacom, Inc. Class A	360,750
189,500	Walt Disney Co. (The)	21,487,405

		77,148,511

Pharmaceuticals, Biotechnology & Life Sciences – 9.2%
458,785	AbbVie, Inc.(a)	29,894,431
11,200	ACADIA Pharmaceuticals, Inc.*	385,056
4,600	Agios Pharmaceuticals, Inc.*	268,640
11,000	Alkermes plc*	643,500

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
41,439	Allergan plc	$ 9,900,606
11,600	Alnylam Pharmaceuticals, Inc.*	594,500
192,100	Amgen, Inc.	31,517,847
69	AquaBounty Technologies, Inc.*	764
1,900	Biogen, Inc.*	519,498
18,782	BioMarin Pharmaceutical, Inc.*	1,648,684
5,200	Bio-Techne Corp.	528,580
289,900	Bristol-Myers Squibb Co.	15,764,762
74,100	Bruker Corp.	1,728,753
20,000	Charles River Laboratories International, Inc.*	1,799,000
217,500	Eli Lilly & Co.	18,293,925
253,300	Gilead Sciences, Inc.	17,204,136
12,100	Illumina, Inc.*	2,064,744
17,500	Incyte Corp.*	2,339,225
226	Intercept Pharmaceuticals, Inc.*(c)	25,561
4,700	Intrexon Corp.*(c)	93,154
16,500	Ionis Pharmaceuticals, Inc.*	663,300
392,500	Johnson & Johnson(b)	48,885,875
100	Juno Therapeutics, Inc.*	2,219
514,150	Merck & Co., Inc.	32,669,091
8,800	Neurocrine Biosciences, Inc.*	381,040
1,719,200	Pfizer, Inc.(b)	58,813,832
49,800	Quintiles IMS Holdings, Inc.*	4,010,394
2,100	Seattle Genetics, Inc.*	132,006
11,500	Vertex Pharmaceuticals, Inc.*	1,257,525

		282,030,648

Real Estate Investment Trusts – 2.7%
400	Alexandria Real Estate Equities, Inc.	44,208
41,700	American Campus Communities, Inc.	1,984,503
44,200	American Homes 4 Rent Class A	1,014,832
129,200	American Tower Corp.	15,702,968
138,600	Colony NorthStar, Inc. Class A	1,789,326
14,500	Crown Castle International Corp.	1,369,525
51,000	CubeSmart	1,323,960
51,200	CyrusOne, Inc.	2,635,264
1,100	DCT Industrial Trust, Inc.	52,932
38,500	DDR Corp.	482,405
20,500	Digital Realty Trust, Inc.	2,180,995
43,400	Duke Realty Corp.	1,140,118
27,100	Equinix, Inc.	10,850,027
23,600	Equity LifeStyle Properties, Inc.	1,818,616
25,500	Essex Property Trust, Inc.	5,904,015
10,400	Forest City Realty Trust, Inc. Class A	226,512
16,100	Healthcare Trust of America, Inc. Class A	506,506
20,500	Highwoods Properties, Inc.	1,007,165
21,300	Kilroy Realty Corp.	1,535,304
5,900	Life Storage, Inc.	484,508
72,005	Mid-America Apartment Communities, Inc.	7,325,789
19,700	Omega Healthcare Investors, Inc.	649,903
40,000	Public Storage	8,756,400
13,585	Regency Centers Corp.	901,908

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
50,400	Simon Property Group, Inc.	$ 8,670,312
24,300	Spirit Realty Capital, Inc.	246,159
34,100	Sun Communities, Inc.	2,739,253
2,300	Weyerhaeuser Co.	78,154

		81,421,567

Retailing – 4.5%
54,400	Amazon.com, Inc.*(b)	48,227,776
35,600	Best Buy Co., Inc.	1,749,740
124,900	GameStop Corp. Class A	2,816,495
23,100	Gap, Inc. (The)	561,099
194,000	Home Depot, Inc. (The)	28,485,020
32,100	Kohl’s Corp.	1,277,901
243,400	L Brands, Inc.	11,464,140
27,500	Lowe’s Cos., Inc.	2,260,775
375,900	Macy’s, Inc.	11,141,676
58,600	Netflix, Inc.*	8,661,666
29,500	Penske Automotive Group, Inc.	1,380,895
5,200	Priceline Group, Inc. (The)*	9,255,844
632,100	Staples, Inc.	5,543,517
45,500	Target Corp.	2,511,145
13,100	Williams-Sonoma, Inc.	702,422

		136,040,111

Semiconductors & Semiconductor Equipment – 3.8%
163,500	Analog Devices, Inc.	13,398,825
55,300	Broadcom Ltd.	12,108,488
500,400	Cypress Semiconductor Corp.	6,885,504
745,000	Intel Corp.	26,872,150
24,000	Marvell Technology Group Ltd.	366,240
229,500	Maxim Integrated Products, Inc.	10,318,320
56,200	NVIDIA Corp.	6,121,866
289,700	QUALCOMM, Inc.	16,611,398
307,749	Texas Instruments, Inc.	24,792,259

		117,475,050

Software & Services – 11.3%
119,700	Accenture plc Class A	14,349,636
14,800	Activision Blizzard, Inc.	737,928
7,100	Adobe Systems, Inc.*	923,923
35,490	Alphabet, Inc. Class A*	30,088,422
35,759	Alphabet, Inc. Class C*	29,664,236
5,000	Atlassian Corp. plc Class A*	149,750
128,000	Automatic Data Processing, Inc.	13,105,920
5,700	Booz Allen Hamilton Holding Corp.	201,723
41,500	Broadridge Financial Solutions, Inc.	2,819,925
329,500	CA, Inc.	10,451,740
100	CDK Global, Inc.	6,501
337,200	Facebook, Inc. Class A*(a)(b)	47,899,260
300	FireEye, Inc.*	3,783
34,400	Fortinet, Inc.*	1,319,240
180,400	International Business Machines Corp.	31,414,856
108,220	Leidos Holdings, Inc.	5,534,371
19,300	Mastercard, Inc. Class A	2,170,671
6,400	MercadoLibre, Inc.	1,353,408
1,257,751	Microsoft Corp.(b)	82,835,481
416,579	Oracle Corp.	18,583,589
282,800	Paychex, Inc.	16,656,920
38,500	Sabre Corp.	815,815

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
8,000	salesforce.com, Inc.*	$ 659,920
25,460	ServiceNow, Inc.*	2,226,986
18,152	Splunk, Inc.*	1,130,688
11,500	Tableau Software, Inc. Class A*	569,825
3,400	Twitter, Inc.*	50,830
279,389	Visa, Inc. Class A	24,829,301
256,700	Western Union Co. (The)	5,223,845
7,930	Workday, Inc. Class A*	660,410
4,800	Yelp, Inc.*	157,200
1,300	Zillow Group, Inc. Class A*	43,953
900	Zillow Group, Inc. Class C*(c)	30,303

		346,670,359

Technology Hardware & Equipment – 5.7%
747,300	Apple, Inc.(b)	107,357,118
73,700	Brocade Communications Systems, Inc.	919,776
1,087,448	Cisco Systems, Inc.	36,755,742
534,000	HP, Inc.	9,547,920
63,500	National Instruments Corp.	2,067,560
2,000	Palo Alto Networks, Inc.*	225,360
177,500	Seagate Technology plc	8,152,575
67,400	Western Digital Corp.	5,562,522
470,500	Xerox Corp.	3,453,470

		174,042,043

Telecommunication Services – 3.3%
1,497,228	AT&T, Inc.(b)	62,209,823
802,100	Verizon Communications, Inc.(a)	39,102,375

		101,312,198

Transportation – 2.4%
400	Copa Holdings SA Class A	44,900
16,200	CSX Corp.	754,110
44,500	Delta Air Lines, Inc.	2,045,220
248,700	Macquarie Infrastructure Corp.	20,040,246
56,700	Norfolk Southern Corp.	6,348,699
183,200	Union Pacific Corp.	19,404,544
226,700	United Parcel Service, Inc. Class B	24,324,910

		72,962,629

Utilities – 3.9%
10,800	Avangrid, Inc.	461,592
373,800	CenterPoint Energy, Inc.	10,305,666
216,900	Dominion Resources, Inc.	16,824,933
263,700	Duke Energy Corp.	21,626,037
45,700	Entergy Corp.	3,471,372
115,800	FirstEnergy Corp.	3,684,756
229,100	Great Plains Energy, Inc.	6,694,302
510,200	PPL Corp.	19,076,378
747,200	Southern Co. (The)	37,195,616

		119,340,652

TOTAL COMMON STOCKS (Cost $2,607,326,865)		$3,000,412,396

Shares	Distribution Rate	Value
Investment Company(d)(e) – 1.1%*
Goldman Sachs Financial Square Government Fund – Institutional Shares
33,947,995	0.618%	$ 33,947,995
(Cost $33,947,995)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,641,274,860)		$3,034,360,391

Securities Lending Reinvestment Vehicle(d)(e) – 0.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
6,100,550	0.618%	$ 6,100,550
(Cost $6,100,550)

TOTAL INVESTMENTS – 99.5% (Cost $2,647,375,410)		$3,040,460,941

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		14,503,449

NET ASSETS – 100.0%		$3,054,964,390

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is segregated as collateral for call options written.

(c)	All or a portion of security is on loan.

(d)	Represents an affiliated issuer.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACT — At March 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	494	June 2017	$58,272,240	$280,923

WRITTEN OPTIONS CONTRACTS — At March 31, 2017, the Fund had the following written options:
Call Options	Number of Contracts	Exercise Price	Expiration Month	Value

S&P 500 Index	1,532	$2,275	April 2017	$(14,569,320)
	1,573	2,375	May 2017	(5,002,140)
	1,655	2,380	June 2017	(6,620,000)

Total (Premiums Received $22,244,368)	4,760			$(26,191,460)

For the period ended March 31, 2017, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2016	4,511	$19,023,198

Contracts written	4,760	22,244,368
Contracts bought to close	(4,511)	(19,023,198)

Contracts Outstanding March 31, 2017	4,760	$22,244,368

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,647,392,050

Gross unrealized gain	440,136,448
Gross unrealized loss	(47,067,557)

Net unrealized security gain	$393,068,891

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 98.0%
Australia – 8.5%
31,127	ALS Ltd. (Commercial & Professional Services)	$ 145,995
63,826	Alumina Ltd. (Materials)	87,328
5,285	AMP Ltd. (Diversified Financials)	20,908
323,365	Aurizon Holdings Ltd. (Transportation)	1,296,670
152,999	Australia & New Zealand Banking Group Ltd. (Banks)	3,714,919
101,257	Bank of Queensland Ltd. (Banks)	939,978
68,467	Bendigo & Adelaide Bank Ltd. (Banks)	634,337
19,528	BHP Billiton Ltd. (Materials)	355,140
56,796	BHP Billiton plc (Materials)	876,017
146,068	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	1,207,627
12,140	Commonwealth Bank of Australia (Banks)	796,081
42,224	Crown Resorts Ltd. (Consumer Services)	380,906
721,786	DUET Group (Utilities)	1,538,196
41,867	Fortescue Metals Group Ltd. (Materials)	199,419
313,808	Harvey Norman Holdings Ltd. (Retailing)	1,085,397
10,311	Iluka Resources Ltd. (Materials)	60,020
472,787	Insurance Australia Group Ltd. (Insurance)	2,184,577
217,542	National Australia Bank Ltd. (Banks)	5,539,134
42,026	Orica Ltd. (Materials)	564,881
56,875	Platinum Asset Management Ltd. (Diversified Financials)	222,884
138,474	Suncorp Group Ltd. (Insurance)	1,397,410
277,777	Tabcorp Holdings Ltd. (Consumer Services)	1,008,016
545,543	Telstra Corp. Ltd. (Telecommunication Services)	1,941,237
59,999	Transurban Group (Transportation)	534,825
263,901	Vicinity Centres (REIT)	570,824
13,750	Wesfarmers Ltd. (Food & Staples Retailing)	473,384
21,915	Woodside Petroleum Ltd. (Energy)	536,882
98,001	Woolworths Ltd. (Food & Staples Retailing)	1,984,128

		30,297,120

Austria – 0.0%
2,800	Voestalpine AG (Materials)(a)	110,120

Belgium – 1.6%
21,001	Ageas (Insurance)	820,104
36,348	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)(a)	3,982,841
15,274	Proximus SADP (Telecommunication Services)	478,642
3,951	Solvay SA (Materials)(a)	482,063

		5,763,650

Shares	Description	Value
Common Stocks – (continued)
China – 0.1%
88,500	BOC Hong Kong Holdings Ltd. (Banks)	$ 361,728

Denmark – 1.2%
4,842	Chr Hansen Holding A/S (Materials)	310,602
10,547	Coloplast A/S Class B (Health Care Equipment & Services)	823,674
39,584	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,359,272
1,490	Pandora A/S (Consumer Durables & Apparel)*	164,911
67,814	Tryg A/S (Insurance)	1,229,549
3,337	Vestas Wind Systems A/S (Capital Goods)*	271,432

		4,159,440

Finland – 2.0%
46,214	Fortum OYJ (Utilities)	731,478
23,393	Kone OYJ Class B (Capital Goods)(a)	1,027,617
12,595	Metso OYJ (Capital Goods)(a)	381,141
11,109	Neste OYJ (Energy)*(a)	434,393
120,465	Nokia OYJ (Technology Hardware & Equipment)	647,481
17,071	Nokian Renkaat OYJ (Automobiles & Components)(a)	712,503
19,484	Orion OYJ Class B (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,016,370
14,927	Sampo OYJ Class A (Insurance)(a)	708,298
74,290	Stora Enso OYJ Class R (Materials)	878,420
22,129	UPM-Kymmene OYJ (Materials)	519,568

		7,057,269

France – 7.7%
15,140	Accor SA (Consumer Services)(a)	629,736
11,970	Airbus SE (Capital Goods)	912,853
31,802	AXA SA (Insurance)	821,630
24,706	BNP Paribas SA (Banks)(a)	1,644,038
36,142	Bouygues SA (Capital Goods)(a)	1,468,986
8,909	Capgemini SA (Software & Services)(a)	822,351
26,476	Casino Guichard Perrachon SA (Food & Staples Retailing)(a)(b)	1,479,300
36,180	Credit Agricole SA (Banks)	489,033
10,779	Danone SA (Food, Beverage & Tobacco)	733,241
33,851	Edenred (Commercial & Professional Services)	798,961
52,749	Electricite de France SA (Utilities)(c)	443,218
237,980	Engie SA (Utilities)(a)	3,363,044
6,368	Eutelsat Communications SA (Media)	141,927

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
2,079	Kering (Consumer Durables & Apparel)(a)	$ 537,349
2,358	Klepierre (REIT)(a)	91,609
24,354	Lagardere SCA (Media)	716,380
746	L’Oreal SA (Household & Personal Products)(a)	143,484
9,353	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)(a)	2,055,719
43,365	Natixis SA (Banks)	266,962
5,546	Orange SA (Telecommunication Services)	86,105
71,573	Rexel SA (Capital Goods)	1,296,733
35,412	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	3,201,078
7,358	Schneider Electric SE (Capital Goods)(a)	540,583
22,267	Societe Generale SA (Banks)(a)	1,128,165
35,149	TOTAL SA (Energy)(a)	1,777,253
2,770	Unibail-Rodamco SE (REIT)(a)	645,883
50,727	Vivendi SA (Telecommunication Services)	984,035

		27,219,656

Germany – 7.6%
19,392	Allianz SE (Registered) (Insurance)(a)	3,596,175
12,698	Axel Springer SE (Media)(a)	700,921
20,984	BASF SE (Materials)(a)	2,077,703
20,057	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,310,838
1,773	Bayerische Motoren Werke AG (Automobiles & Components)(a)	161,772
67,966	Daimler AG (Registered)(a) (Automobiles & Components)	5,015,859
10,926	Deutsche Boerse AG (Diversified Financials)*	1,003,860
39,106	Deutsche Post AG (Registered) (Transportation)(a)	1,338,346
7,001	Evonik Industries AG (Materials)(a)	228,194
8,014	Fresenius SE & Co. KGaA (Health Care Equipment & Services)(a)	643,973
20,247	HUGO BOSS AG (Consumer Durables & Apparel)(a)	1,476,480
27,965	K+S AG (Registered) (Materials)	650,019
5,571	MAN SE (Capital Goods)(a)	574,244
1,994	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)(a)	390,330
14,240	ProSiebenSat.1 Media SE (Media)(a)	630,631
13,120	SAP SE (Software & Services)(a)	1,287,177
18,669	Siemens AG (Registered) (Capital Goods)(a)	2,557,134

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
4,311	Symrise AG (Materials)(a)	$ 286,688
130,261	Telefonica Deutschland Holding AG (Telecommunication Services)	645,808
5,335	TUI AG (Consumer Services)	73,880
10,360	United Internet AG (Registered) (Software & Services)(a)	458,240
21,374	Vonovia SE (Real Estate)(a)	753,046

		26,861,318

Hong Kong – 2.7%
137,000	AIA Group Ltd. (Insurance)	864,738
52,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	408,369
49,408	Cheung Kong Property Holdings Ltd. (Real Estate)	333,298
53,408	CK Hutchison Holdings Ltd. (Capital Goods)	657,556
59,000	Galaxy Entertainment Group Ltd. (Consumer Services)	323,152
111,000	Hang Lung Properties Ltd. (Real Estate)	288,564
34,900	Hang Seng Bank Ltd. (Banks)	707,998
858,771	Hong Kong & China Gas Co. Ltd. (Utilities)	1,718,148
27,600	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	696,457
27,000	Hysan Development Co. Ltd. (Real Estate)	122,495
2,700	Jardine Matheson Holdings Ltd. (Capital Goods)	173,448
137,189	New World Development Co. Ltd. (Real Estate)	169,041
56,000	Power Assets Holdings Ltd. (Utilities)	483,046
155,600	Sands China Ltd. (Consumer Services)	721,298
135,261	Sino Land Co. Ltd. (Real Estate)	237,200
29,000	Sun Hung Kai Properties Ltd. (Real Estate)	426,307
58,200	Swire Properties Ltd. (Real Estate)	186,529
24,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	97,159
107,000	Wharf Holdings Ltd. (The) (Real Estate)	919,562

		9,534,365

Ireland – 0.2%
24,569	CRH plc (Materials)(a)	865,790

Israel – 0.5%
562,979	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	1,011,076
63,751	Israel Chemicals Ltd. (Materials)	270,358

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Israel – (continued)
18,000	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	$ 577,620

		1,859,054

Italy – 1.8%
41,324	Assicurazioni Generali SpA (Insurance)	655,652
54,886	Atlantia SpA (Transportation)	1,415,846
121,624	Eni SpA (Energy)	1,991,385
368,564	Intesa Sanpaolo SpA RNC (Banks)	937,439
386,240	Intesa Sanpaolo SpA (Banks)	1,050,613
11,781	Saipem SpA (Energy)*	5,351
95,536	UnipolSai Assicurazioni SpA (Insurance)	211,032

		6,267,318

Japan – 22.5%
2,400	ABC-Mart, Inc. (Retailing)	140,668
4,200	AEON Financial Service Co. Ltd. (Diversified Financials)	79,304
29,300	Alfresa Holdings Corp. (Health Care Equipment & Services)	509,354
3,500	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	99,241
109,000	ANA Holdings, Inc. (Transportation)	333,377
146,000	Aozora Bank Ltd. (Banks)	538,991
148,000	Asahi Glass Co. Ltd. (Capital Goods)	1,200,809
41,000	Asahi Kasei Corp. (Materials)	398,373
66,700	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	879,701
1,600	Benesse Holdings, Inc. (Consumer Services)	50,083
64,000	Bridgestone Corp. (Automobiles & Components)	2,597,962
89,400	Canon, Inc. (Technology Hardware & Equipment)	2,791,842
18,200	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	253,745
12,100	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	416,522
11,300	CYBERDYNE, Inc. (Health Care Equipment & Services)*	162,382
39,200	Daicel Corp. (Materials)	473,359
9,700	Dai-ichi Life Holdings, Inc. (Insurance)	173,624
6,600	Daito Trust Construction Co. Ltd. (Real Estate)	907,478
22,200	Daiwa House Industry Co. Ltd. (Real Estate)	638,116
106,000	Daiwa Securities Group, Inc. (Diversified Financials)	646,757
2,100	Dentsu, Inc. (Media)	114,370

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
14,700	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 763,403
11,000	FANUC Corp. (Capital Goods)	2,264,585
500	Fast Retailing Co. Ltd. (Retailing)	157,342
5,200	Hamamatsu Photonics KK (Technology Hardware & Equipment)	150,085
1,300	Hikari Tsushin, Inc. (Retailing)	126,934
48,300	Hino Motors Ltd. (Capital Goods)	585,591
1,825	Hirose Electric Co. Ltd. (Technology Hardware & Equipment)	252,835
6,000	Hitachi Chemical Co. Ltd. (Materials)	166,671
10,000	Hitachi Construction Machinery Co. Ltd. (Capital Goods)	250,223
93,000	Hitachi Ltd. (Technology Hardware & Equipment)	504,967
2,900	Hitachi Metals Ltd. (Materials)	40,791
34,500	Honda Motor Co. Ltd. (Automobiles & Components)	1,041,522
12,900	Hulic Co. Ltd. (Real Estate)	121,765
3,100	Idemitsu Kosan Co. Ltd. (Energy)	107,909
400	Inpex Corp. (Energy)	3,944
11,800	Isuzu Motors Ltd. (Automobiles & Components)	156,283
117,500	ITOCHU Corp. (Capital Goods)	1,672,771
4,200	Itochu Techno-Solutions Corp. (Software & Services)	123,942
13,900	Japan Airlines Co. Ltd. (Transportation)	441,324
34,300	Japan Exchange Group, Inc. (Diversified Financials)	489,265
39,900	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,298,647
11,800	JFE Holdings, Inc. (Materials)	202,956
54,200	JXTG Holdings, Inc. (Energy)	266,856
50,000	Kaneka Corp. (Materials)	373,960
24,000	Kao Corp. (Household & Personal Products)	1,317,997
91,000	Kawasaki Heavy Industries Ltd. (Capital Goods)	276,444
29,600	KDDI Corp. (Telecommunication Services)	778,504
8,000	Kikkoman Corp. (Food, Beverage & Tobacco)	239,093
80,000	Kintetsu Group Holdings Co. Ltd. (Transportation)	289,227
45,500	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	860,693
43,600	Komatsu Ltd. (Capital Goods)	1,142,027
6,000	Kose Corp. (Household & Personal Products)	545,285
8,000	Kubota Corp. (Capital Goods)	120,588
3,900	Lawson, Inc. (Food & Staples Retailing)	265,183

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
36,600	LIXIL Group Corp. (Capital Goods)	$ 930,213
3,900	M3, Inc. (Health Care Equipment & Services)	97,198
6,000	Makita Corp. (Capital Goods)	210,431
179,100	Marubeni Corp. (Capital Goods)	1,106,290
16,100	Marui Group Co. Ltd. (Retailing)	219,381
800	Maruichi Steel Tube Ltd. (Materials)	22,831
2,800	MEIJI Holdings Co. Ltd. (Food, Beverage & Tobacco)	233,644
6,900	Mitsubishi Corp. (Capital Goods)	149,541
22,000	Mitsubishi Estate Co. Ltd. (Real Estate)	400,987
4,000	Mitsubishi Heavy Industries Ltd. (Capital Goods)	16,095
2,700	Mitsubishi Materials Corp. (Materials)	81,953
243,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,531,958
123,900	Mitsui & Co. Ltd. (Capital Goods)	1,799,279
13,000	Mitsui Fudosan Co. Ltd. (Real Estate)	277,574
3,500	Mixi, Inc. (Software & Services)	169,301
794,100	Mizuho Financial Group, Inc. (Banks)	1,457,632
13,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	437,586
9,000	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	1,282,190
39,000	NEC Corp. (Technology Hardware & Equipment)	94,148
10,200	NGK Spark Plug Co. Ltd. (Automobiles & Components)	233,901
2,800	Nidec Corp. (Capital Goods)	267,413
4,000	Nintendo Co. Ltd. (Software & Services)	928,156
83,000	Nippon Express Co. Ltd. (Transportation)	427,224
2,400	Nippon Paint Holdings Co. Ltd. (Materials)	83,824
113	Nippon Prologis REIT, Inc. (REIT)	244,949
311,001	Nippon Yusen KK (Transportation)	656,612
48,000	Nissan Motor Co. Ltd. (Automobiles & Components)	462,834
11,600	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	173,420
7,100	Nitto Denko Corp. (Materials)	549,256
98,700	Nomura Holdings, Inc. (Diversified Financials)*	610,987
9,900	Nomura Research Institute Ltd. (Software & Services)	364,962
32,300	NSK Ltd. (Capital Goods)	462,708
62,300	NTT DOCOMO, Inc. (Telecommunication Services)	1,454,845

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
25,000	NTT Urban Development Corp. (Real Estate)	$ 218,051
4,200	Obic Co. Ltd. (Software & Services)	200,653
24,500	Odakyu Electric Railway Co. Ltd. (Transportation)	477,814
500	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	10,369
2,800	Oracle Corp. Japan (Software & Services)	160,522
19,700	ORIX Corp. (Diversified Financials)	292,398
2,700	Otsuka Corp. (Software & Services)	146,706
3,400	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	153,886
55,400	Panasonic Corp. (Consumer Durables & Apparel)	626,973
12,900	Rakuten, Inc. (Retailing)	129,614
35,300	Resona Holdings, Inc. (Banks)	189,768
44,100	Ricoh Co. Ltd. (Technology Hardware & Equipment)	363,781
1,000	Ryohin Keikaku Co. Ltd. (Retailing)	219,826
24,500	Sankyo Co. Ltd. (Consumer Durables & Apparel)	820,625
12,700	Sanrio Co. Ltd. (Retailing)	233,850
14,600	SBI Holdings, Inc. (Diversified Financials)	204,005
13,200	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	177,541
34,400	Seiko Epson Corp. (Technology Hardware & Equipment)	725,805
87,700	Sekisui House Ltd. (Consumer Durables & Apparel)	1,446,066
136,800	Seven Bank Ltd. (Banks)	447,996
33,000	Sharp Corp. (Consumer Durables & Apparel)*	138,817
7,000	Shimadzu Corp. (Technology Hardware & Equipment)	111,403
9,400	Shin-Etsu Chemical Co. Ltd. (Materials)	817,042
8,400	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	434,848
38,500	Showa Shell Sekiyu KK (Energy)	390,721
15,000	SoftBank Group Corp. (Telecommunication Services)	1,063,727
3,800	Sompo Holdings, Inc. (Insurance)	139,606
19,500	Sony Corp. (Consumer Durables & Apparel)	658,095
34,400	Subaru Corp. (Automobiles & Components)	1,261,733

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
35,000	Sumitomo Chemical Co. Ltd. (Materials)	$ 196,039
129,600	Sumitomo Corp. (Capital Goods)	1,748,416
11,000	Sumitomo Metal Mining Co. Ltd. (Materials)	157,312
62,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,256,724
28,100	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	973,719
7,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	181,807
9,700	Sysmex Corp. (Health Care Equipment & Services)	590,160
60,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,843,459
8,200	Terumo Corp. (Health Care Equipment & Services)	285,057
55,300	Tohoku Electric Power Co., Inc. (Utilities)	751,183
16,600	Tokio Marine Holdings, Inc. (Insurance)	701,588
8,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	963,393
96,000	Tokyo Gas Co. Ltd. (Utilities)	438,442
57,700	Tokyu Fudosan Holdings Corp. (Real Estate)	314,061
4,600	TOTO Ltd. (Capital Goods)	174,014
3,800	Toyoda Gosei Co. Ltd. (Automobiles & Components)	96,919
71,020	Toyota Motor Corp. (Automobiles & Components)	3,854,813
18,400	Trend Micro, Inc. (Software & Services)	818,992
61,200	USS Co. Ltd. (Retailing)	1,025,007
4,000	Yamaha Corp. (Consumer Durables & Apparel)	110,659
22,600	Yamaha Motor Co. Ltd. (Automobiles & Components)	544,134
13,300	Yamato Holdings Co. Ltd. (Transportation)	278,692

		79,811,824

Luxembourg – 0.8%
8,497	RTL Group SA (Media)(a)	683,666
97,540	SES SA FDR (Media)	2,267,706

		2,951,372

Macau – 0.1%
88,000	MGM China Holdings Ltd. (Consumer Services)	183,504
141,200	Wynn Macau Ltd. (Consumer Services)	287,585

		471,089

Mexico – 0.0%
5,945	Fresnillo plc (Materials)	115,835

Netherlands – 3.9%
78,373	Aegon NV (Insurance)	399,221

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
12,279	Boskalis Westminster (Capital Goods)(a)	$ 423,043
126,193	ING Groep NV (Banks)	1,906,053
12,788	Koninklijke DSM NV (Materials)(a)	864,842
43,599	Koninklijke Philips NV (Capital Goods)(a)	1,400,586
3,755	Koninklijke Vopak NV (Energy)(a)	163,539
71,721	NN Group NV (Insurance)(a)	2,329,293
1,920	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)*	198,720
138,585	Royal Dutch Shell plc Class A (Energy)(a)	3,649,911
91,973	Royal Dutch Shell plc Class B (Energy)(a)	2,528,285

		13,863,493

New Zealand – 0.5%
93,453	Fletcher Building Ltd. (Materials)	544,413
161,512	Mercury NZ Ltd. (Utilities)	356,643
202,114	Meridian Energy Ltd. (Utilities)	396,614
231,659	Spark New Zealand Ltd. (Telecommunication Services)	567,872

		1,865,542

Norway – 1.0%
82,573	Marine Harvest ASA (Food, Beverage & Tobacco)*	1,259,601
215,934	Orkla ASA (Food, Beverage & Tobacco)	1,934,356
9,023	Yara International ASA (Materials)	347,546

		3,541,503

Portugal – 0.4%
305,538	EDP - Energias de Portugal SA (Utilities)	1,033,073
24,385	Galp Energia SGPS SA (Energy)	369,857

		1,402,930

Singapore – 1.3%
133,500	Ascendas REIT (REIT)	240,403
55,700	CapitaLand Commercial Trust (REIT)	61,501
108,700	CapitaLand Mall Trust (REIT)	153,043
48,200	ComfortDelGro Corp. Ltd. (Transportation)	88,228
254,000	Genting Singapore plc (Consumer Services)	185,225
743,600	Global Logistic Properties Ltd. (Real Estate)	1,477,666
69,000	Keppel Corp. Ltd. (Capital Goods)	342,255
107,300	Sembcorp Marine Ltd. (Capital Goods)	146,867
22,900	Singapore Exchange Ltd. (Diversified Financials)	126,051
211,000	Singapore Press Holdings Ltd. (Media)	535,443

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Singapore – (continued)
202,000	Singapore Technologies Engineering Ltd. (Capital Goods)	$ 538,597
93,000	StarHub Ltd. (Telecommunication Services)	191,458
126,200	Suntec REIT (REIT)	161,546
11,300	United Overseas Bank Ltd. (Banks)	178,487

		4,426,770

Spain – 4.1%
159,767	Abertis Infraestructuras SA (Transportation)	2,571,873
3,306	ACS Actividades de Construccion y Servicios SA (Capital Goods)(a)	112,380
209,830	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,628,842
426,473	Banco Santander SA (Banks)	2,610,574
64,328	CaixaBank SA (Banks)	276,577
90,136	Distribuidora Internacional de Alimentacion SA (Food & Staples Retailing)	520,996
26,882	Enagas SA (Energy)	697,413
20,981	Endesa SA (Utilities)	492,416
34,755	Ferrovial SA (Capital Goods)	694,663
440,576	Telefonica SA (Telecommunication Services)(a)	4,931,513

		14,537,247

Sweden – 3.7%
33,237	Hennes & Mauritz AB Class B (Retailing)	848,235
49,766	Husqvarna AB Class B (Consumer Durables & Apparel)	436,334
12,283	Lundin Petroleum AB (Energy)*	249,298
352,747	Nordea Bank AB (Banks)	4,024,434
13,117	Sandvik AB (Capital Goods)	195,928
235,610	Skandinaviska Enskilda Banken AB Class A (Banks)	2,618,127
21,878	Swedbank AB Class A (Banks)	506,223
75,321	Tele2 AB Class B (Telecommunication Services)	718,942
295,830	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	1,975,070
334,966	Telia Co. AB (Telecommunication Services)	1,404,291
15,913	Volvo AB Class B (Capital Goods)	234,749

		13,211,631

Switzerland – 9.0%
12,252	ABB Ltd. (Registered) (Capital Goods)*	286,764
11,418	Adecco Group AG (Registered) (Commercial & Professional Services)	810,728
5,336	Baloise Holding AG (Registered) (Insurance)	733,232

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
3,206	Cie Financiere Richemont SA (Registered) (Consumer Durables & Apparel)	$ 253,473
41,908	Credit Suisse Group AG (Registered) (Diversified Financials)*	623,533
2,590	EMS-Chemie Holding AG (Registered) (Materials)	1,508,386
1,736	Geberit AG (Registered) (Capital Goods)	748,062
926	Givaudan SA (Registered) (Materials)	1,667,771
259,708	Glencore plc (Materials)*	1,018,977
6,589	Kuehne + Nagel International AG (Registered) (Transportation)	930,388
25,102	LafargeHolcim Ltd. (Registered) (Materials)*	1,481,003
64,937	Nestle SA (Registered) (Food, Beverage & Tobacco)	4,984,030
68,534	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	5,089,168
1,958	Partners Group Holding AG (Diversified Financials)	1,052,255
19,566	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	5,003,686
299	SGS SA (Registered) (Commercial & Professional Services)	637,653
256,889	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)(a)	3,952,910
1,987	Syngenta AG (Registered) (Materials)	877,540
17,457	UBS Group AG (Registered) (Diversified Financials)*	279,043

		31,938,602

United Kingdom – 16.8%
204,174	Aberdeen Asset Management plc (Diversified Financials)	677,528
27,116	Anglo American plc (Materials)*	414,305
28,778	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	896,147
250,164	BAE Systems plc (Capital Goods)	2,013,364
319,649	Barclays plc (Banks)	902,299
39,792	Berkeley Group Holdings plc (Consumer Durables & Apparel)(a)	1,600,018
78,278	BP plc ADR (Energy)	2,702,157
52,689	British American Tobacco plc (Food, Beverage & Tobacco)(a)	3,495,707
24,262	British Land Co. plc (The) (REIT)	185,461

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
43,199	Capita plc (Commercial & Professional Services)	$ 305,925
108,358	Centrica plc (Utilities)	295,057
366,173	Cobham plc (Capital Goods)	610,486
16,241	Compass Group plc (Consumer Services)	306,633
13,945	Diageo plc (Food, Beverage & Tobacco)(a)	399,318
50,835	easyJet plc (Transportation)	653,573
130,365	G4S plc (Commercial & Professional Services)	496,967
167,076	GlaxoSmithKline plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)(b)	7,043,924
1,024,775	HSBC Holdings plc (Banks)	8,358,935
21,808	Imperial Brands plc (Food, Beverage & Tobacco)(a)	1,056,896
118,879	J Sainsbury plc (Food & Staples Retailing)	393,749
24,945	Land Securities Group plc (REIT)	331,301
852,286	Legal & General Group plc (Insurance)	2,639,052
170,571	Marks & Spencer Group plc (Retailing)	720,471
66,263	NEX Group plc (Diversified Financials)	472,278
1,017	Next plc (Retailing)(a)	55,017
132,053	Pearson plc (Media)	1,125,997
41,176	Persimmon plc (Consumer Durables & Apparel)*	1,080,319
28,433	Provident Financial plc (Diversified Financials)(a)	1,068,340
1,916	Reckitt Benckiser Group plc (Household & Personal Products)(a)	174,915
10,846	Rio Tinto Ltd. (Materials)	500,786
12,668	Rio Tinto plc (Materials)(a)	510,111
20,605	Rio Tinto plc ADR (Materials)(a)	838,211
27,421	Royal Mail plc (Transportation)	146,045
148,325	SSE plc (Utilities)	2,741,193
101,081	Standard Life plc (Insurance)	449,447
125,880	Tate & Lyle plc (Food, Beverage & Tobacco)	1,206,261
4,566	TechnipFMC plc (Energy)*(a)	149,004
54,149	TP ICAP plc (Diversified Financials)	315,132
98,827	Unilever NV CVA (Household & Personal Products)(a)	4,909,812
66,166	Unilever plc ADR (Household & Personal Products)	3,264,630
138,945	Vodafone Group plc ADR (Telecommunication Services)(a)(b)	3,672,316
55,944	William Hill plc (Consumer Services)	204,018
61,537	Wm Morrison Supermarkets plc (Food & Staples Retailing)	185,182

		59,568,287

Shares	Description	Value
Common Stocks – (continued)
United States – 0.0%
574	Shire plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	$ 100,009

TOTAL COMMON STOCKS (Cost $374,327,337)		$348,162,962

Shares	Description	Rate	Value
Preferred Stocks – 0.5%
Germany – 0.5%
14,462	Bayerische Motoren Werke AG (Preference) (Automobiles & Components)	3.520%	$ 1,137,574
12,634	Fuchs Petrolub SE (Materials)	0.890	615,906
3,771	Porsche Automobil Holding SE (Preference) (Automobiles & Components)	1.010	205,476

TOTAL PREFERRED STOCKS (Cost $2,074,913)			$ 1,958,956

Shares	Distribution Rate	Value
Investment Company(d)(e) – 0.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
952 952	0.618%	$ 952
(Cost $952)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $376,403,202)		$350,122,870

Securities Lending Reinvestment Vehicle(d)(e) – 0.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
221,250	0.618%	$ 221,250
(Cost $221,250)

TOTAL INVESTMENTS – 98.6% (Cost $376,624,452)		$350,344,120

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		5,004,981

NET ASSETS – 100.0%		$355,349,101

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	All or a portion of security is on loan.

(d)	Represents an affiliated issuer.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	135	June 2017	$4,934,057	$83,875
FTSE 100 Index	26	June 2017	2,370,023	(2,588)
TSE TOPIX Index	16	June 2017	2,173,718	(39,170)

TOTAL				$42,117

WRITTEN OPTIONS CONTRACTS — At March 31, 2017, the Fund had the following written options:
Call Options	Number of Contracts	Exercise Price	Expiration Month	Value

EURO STOXX 50 Index	1,907	EUR 3,400	June 2017	$(2,561,294)
FTSE 100 Index	306	GBP 7,450	June 2017	(276,039)
Nikkei-225 Stock Average	214	JPY 19,500	June 2017	(557,442)

Total (Premiums Received $3,910,007)	2,427			$(3,394,775)

For the period ended March 31, 2017, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2016	2,355	$3,117,253

Contracts written	2,427	3,910,007
Contracts bought to close	(2,355)	(3,117,253)

Contracts Outstanding March 31, 2017	2,427	$3,910,007

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$376,740,081

Gross unrealized gain	20,571,459
Gross unrealized loss	(46,967,420)

Net unrealized security loss	$(26,395,961)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 96.6%
Automobiles & Components – 0.5%
49,403	Dana, Inc.	$ 953,972
21,887	Gentex Corp.	466,850
33,114	Lear Corp.	4,688,280

		6,109,102

Banks – 5.5%
14,958	Berkshire Hills Bancorp, Inc.	539,236
38,634	CenterState Banks, Inc.	1,000,620
19,853	Central Pacific Financial Corp.	606,311
468,112	Citizens Financial Group, Inc.	16,173,270
11,376	FCB Financial Holdings, Inc. Class A*	563,681
160,029	Fifth Third Bancorp	4,064,737
3,267	First Citizens BancShares, Inc. Class A	1,095,654
8,596	Hilltop Holdings, Inc.	236,132
172,510	JPMorgan Chase & Co.	15,153,278
208,520	KeyCorp	3,707,486
64,124	PNC Financial Services Group, Inc. (The)	7,710,270
5,700	Prosperity Bancshares, Inc.	397,347
262,491	Radian Group, Inc.	4,714,338
5,237	SVB Financial Group*	974,553
18,859	Synovus Financial Corp.	773,596
75,821	TCF Financial Corp.	1,290,473
34,664	United Community Banks, Inc.	959,846
5,562	US Bancorp	286,443
116,732	Wells Fargo & Co.	6,497,303
22,699	Western Alliance Bancorp*	1,114,294

		67,858,868

Capital Goods – 6.3%
5,386	Allegion plc	407,720
14,958	Allison Transmission Holdings, Inc.	539,386
9,879	Applied Industrial Technologies, Inc.	611,016
4,202	Astec Industries, Inc.	258,402
55,021	Boeing Co. (The)	9,731,014
9,070	DigitalGlobe, Inc.*	297,043
11,432	Eaton Corp. plc	847,683
4,919	Esterline Technologies Corp.*	423,280
15,347	Fortive Corp.	924,196
425,250	General Electric Co.	12,672,450
6,702	Granite Construction, Inc.	336,373
41,574	HD Supply Holdings, Inc.*	1,709,731
9,481	Honeywell International, Inc.	1,183,892
10,454	Hubbell, Inc.	1,255,003
114,094	Illinois Tool Works, Inc.	15,114,032
26,916	Lockheed Martin Corp.	7,202,542
31,608	Orbital ATK, Inc.	3,097,584
5,480	Owens Corning	336,308
64,168	Raytheon Co.	9,785,620
37,020	Spirit AeroSystems Holdings, Inc. Class A	2,144,198
11,074	Trex Co., Inc.*	768,425
8,619	United Rentals, Inc.*	1,077,806
8,601	Valmont Industries, Inc.	1,337,456
21,794	WABCO Holdings, Inc.*	2,559,051
23,184	Watsco, Inc.	3,319,485

		77,939,696

Shares	Description	Value
Common Stocks – (continued)
Commercial & Professional Services – 1.5%
59,972	ABM Industries, Inc.(a)	$ 2,614,779
111,827	Brady Corp. Class A	4,322,114
29,156	Cintas Corp.	3,689,400
66,486	ManpowerGroup, Inc.	6,819,469
4,100	McGrath RentCorp	137,637
35,790	Steelcase, Inc. Class A	599,482

		18,182,881

Consumer Durables & Apparel – 1.7%
19,685	Columbia Sportswear Co.	1,156,494
33,386	Hasbro, Inc.	3,332,590
4,530	Mohawk Industries, Inc.*	1,039,590
163,278	NIKE, Inc. Class B	9,099,483
1,156	NVR, Inc.*	2,435,553
24,693	PVH Corp.	2,554,985
8,306	Whirlpool Corp.	1,423,067

		21,041,762

Consumer Services – 2.7%
38,745	Boyd Gaming Corp.*	852,778
51,446	Carnival Corp.	3,030,684
46,924	Domino’s Pizza, Inc.	8,648,093
14,919	International Game Technology plc	353,580
13,258	International Speedway Corp. Class A	489,883
6,048	Marriott International, Inc. Class A	569,601
62,281	Papa John’s International, Inc.	4,984,971
35,270	Starbucks Corp.	2,059,415
21,234	Vail Resorts, Inc.	4,074,805
5,310	Wyndham Worldwide Corp.	447,580
87,531	Yum Brands, Inc.	5,593,231
87,531	Yum China Holdings, Inc.*	2,380,843

		33,485,464

Diversified Financials – 6.3%
277,629	AGNC Investment Corp. (REIT)	5,522,041
214,786	Ally Financial, Inc.	4,366,599
32,395	Ameriprise Financial, Inc.	4,200,984
308,910	Bank of New York Mellon Corp. (The)	14,589,819
38,603	Berkshire Hathaway, Inc. Class B*	6,434,348
4,505	Capital One Financial Corp.	390,403
137,041	E*TRADE Financial Corp.*	4,781,361
13,256	Morgan Stanley	567,887
38,270	MSCI, Inc.	3,719,461
88,445	Nasdaq, Inc.	6,142,505
172,180	State Street Corp.	13,707,250
171,359	Synchrony Financial	5,877,614
143,290	TD Ameritrade Holding Corp.	5,568,249
41,461	Voya Financial, Inc.	1,573,860

		77,442,381

Energy – 4.2%
85,997	Anadarko Petroleum Corp.	5,331,814
150,969	Baker Hughes, Inc.	9,030,966
152,331	Chesapeake Energy Corp.*(b)	904,846
6,903	Cimarex Energy Co.	824,839
39,820	Devon Energy Corp.	1,661,290
61,715	Energen Corp.*	3,359,765
12,027	EOG Resources, Inc.	1,173,234

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
56,124	Exxon Mobil Corp.	$ 4,602,729
78,991	Kinder Morgan, Inc.	1,717,264
32,063	Marathon Oil Corp.	506,595
102,811	Newfield Exploration Co.*	3,794,754
14,419	Noble Energy, Inc.	495,148
18,970	Oil States International, Inc.*	628,856
12,188	Pioneer Natural Resources Co.	2,269,771
210,803	TechnipFMC plc*	6,851,098
13,354	Valero Energy Corp.	885,237
247,662	Williams Cos., Inc. (The)	7,328,319

		51,366,525

Food & Staples Retailing – 0.7%
112,518	CVS Health Corp.	8,832,663
62,608	Safeway, Inc.*	33,298

		8,865,961

Food, Beverage & Tobacco – 4.8%
284,075	Altria Group, Inc.	20,288,636
67,825	Archer-Daniels-Midland Co.	3,122,663
5,919	Bunge Ltd.	469,140
237,923	Conagra Brands, Inc.	9,597,814
21,617	Dr Pepper Snapple Group, Inc.	2,116,737
35,366	Lamb Weston Holdings, Inc.	1,487,494
13,685	Lancaster Colony Corp.	1,763,175
16,207	PepsiCo, Inc.	1,812,915
95,122	Pilgrim’s Pride Corp.	2,140,721
28,740	Sanderson Farms, Inc.	2,984,362
204,944	Tyson Foods, Inc. Class A	12,647,094

		58,430,751

Health Care Equipment & Services – 7.0%
19,032	Aetna, Inc.	2,427,532
32,290	Anthem, Inc.	5,340,120
12,250	Becton Dickinson and Co.	2,247,140
179,530	Boston Scientific Corp.*	4,464,911
6,376	Cardinal Health, Inc.	519,963
66,201	Cigna Corp.	9,697,784
13,472	Cooper Cos., Inc. (The)	2,692,918
177,613	Danaher Corp.	15,191,240
40,526	Hologic, Inc.*	1,724,381
35,490	Humana, Inc.	7,315,909
37,074	IDEXX Laboratories, Inc.*	5,732,011
18,189	Masimo Corp.*	1,696,306
32,915	McKesson Corp.	4,879,978
81,279	UnitedHealth Group, Inc.	13,330,569
65,679	WellCare Health Plans, Inc.*	9,208,853

		86,469,615

Household & Personal Products – 1.4%
34,636	Colgate-Palmolive Co.	2,535,009
100,255	Kimberly-Clark Corp.	13,196,566
8,185	Procter & Gamble Co. (The)	735,422
9,724	USANA Health Sciences, Inc.*	560,102

		17,027,099

Insurance – 3.8%
42,131	Argo Group International Holdings Ltd.	2,856,482
31,856	Aspen Insurance Holdings Ltd.	1,658,105
98,971	Lincoln National Corp.	6,477,652
17,026	Marsh & McLennan Cos., Inc.	1,258,051
47,125	Principal Financial Group, Inc.	2,974,058

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
64,085	Prudential Financial, Inc.	$ 6,836,588
107,660	Reinsurance Group of America, Inc.	13,670,667
82,165	Travelers Cos., Inc. (The)	9,904,169
18,889	Unum Group	885,705

		46,521,477

Materials – 3.6%
379	AdvanSix, Inc.*	10,354
5,254	Air Products & Chemicals, Inc.	710,814
12,663	Celanese Corp. Series A	1,137,771
18,697	Chemours Co. (The)	719,834
68,726	Commercial Metals Co.	1,314,728
8,075	Crown Holdings, Inc.*	427,571
22,311	HB Fuller Co.	1,150,355
22,879	Huntsman Corp.	561,451
66,105	LyondellBasell Industries NV Class A	6,028,115
17,318	Minerals Technologies, Inc.	1,326,559
17,081	Newmont Mining Corp.	562,990
108,189	Nucor Corp.	6,461,047
41,069	Owens-Illinois, Inc.*	836,986
16,462	PPG Industries, Inc.	1,729,827
32,080	Reliance Steel & Aluminum Co.	2,567,042
15,506	Sherwin-Williams Co. (The)	4,809,806
388,948	Steel Dynamics, Inc.	13,519,832

		43,875,082

Media – 1.6%
271,158	Comcast Corp. Class A	10,192,829
68,469	Interpublic Group of Cos., Inc. (The)	1,682,283
14,896	Regal Entertainment Group Class A(b)	336,352
216,561	Twenty-First Century Fox, Inc. Class A	7,014,411

		19,225,875

Pharmaceuticals, Biotechnology & Life Sciences – 8.3%
117,983	AbbVie, Inc.	7,687,772
28,864	Alexion Pharmaceuticals, Inc.*	3,499,471
15,723	Allergan plc	3,756,539
85,455	Amgen, Inc.	14,020,602
42,658	Biogen, Inc.*	11,663,550
9,877	Bioverativ, Inc.*	537,901
48,696	Cambrex Corp.*	2,680,715
96,678	Celgene Corp.*	12,029,644
4,028	Gilead Sciences, Inc.	273,582
3,087	Incyte Corp.*	412,639
33,539	Ironwood Pharmaceuticals, Inc.*	572,175
101,303	Johnson & Johnson	12,617,289
215,438	Merck & Co., Inc.	13,688,931
1,326	Mettler-Toledo International, Inc.*	635,035
279,257	Pfizer, Inc.	9,553,382
20,694	Repligen Corp.*	728,429
3,494	Thermo Fisher Scientific, Inc.	536,678
33,107	United Therapeutics Corp.*	4,482,026
28,865	Vertex Pharmaceuticals, Inc.*	3,156,388

		102,532,748

Real Estate – 3.5%
39,015	American Homes 4 Rent Class A (REIT)	895,784

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
88,925	American Tower Corp. (REIT)	$ 10,807,944
63,312	Apartment Investment & Management Co. Class A (REIT)	2,807,887
47,783	CBRE Group, Inc. Class A*	1,662,371
18,849	CoreSite Realty Corp. (REIT)	1,697,352
19,282	CyrusOne, Inc. (REIT)	992,445
42,346	DCT Industrial Trust, Inc. (REIT)	2,037,690
7,822	DuPont Fabros Technology, Inc. (REIT)	387,893
32,045	Equity Commonwealth (REIT)*	1,000,445
39,468	Equity LifeStyle Properties, Inc. (REIT)	3,041,404
11,456	First Industrial Realty Trust, Inc. (REIT)	305,073
81,728	Forest City Realty Trust, Inc. Class A (REIT)	1,780,036
18,168	Hudson Pacific Properties, Inc. (REIT)	629,340
31,576	Iron Mountain, Inc. (REIT)	1,126,316
12,458	Lamar Advertising Co. Class A (REIT)	931,111
66,161	Mack-Cali Realty Corp. (REIT)	1,782,377
33,012	Mid-America Apartment Communities, Inc. (REIT)	3,358,641
33,614	Prologis, Inc. (REIT)	1,743,894
10,025	PS Business Parks, Inc. (REIT)	1,150,469
21,408	Public Storage (REIT)	4,686,003

		42,824,475

Retailing – 4.8%
17,587	Amazon.com, Inc.*	15,591,579
10,896	AutoZone, Inc.*	7,878,353
150,336	Chico’s FAS, Inc.	2,134,771
3,845	Expedia, Inc.	485,046
4,045	Group 1 Automotive, Inc.	299,654
141,850	Lowe’s Cos., Inc.	11,661,488
17,336	Netflix, Inc.*	2,562,434
37,334	O’Reilly Automotive, Inc.*	10,074,206
32,558	Pool Corp.	3,885,146
2,240	Priceline Group, Inc. (The)*	3,987,133

		58,559,810

Semiconductors & Semiconductor Equipment – 4.5%
30,458	Advanced Energy Industries, Inc.*	2,088,200
418,887	Applied Materials, Inc.	16,294,704
31,784	Intel Corp.	1,146,449
136,437	KLA-Tencor Corp.	12,971,066
42,708	Lam Research Corp.	5,481,999
86,810	Maxim Integrated Products, Inc.	3,902,978
6,989	NXP Semiconductors NV*	723,362
96,874	ON Semiconductor Corp.*	1,500,578
65,145	Photronics, Inc.*	697,051
50,405	QUALCOMM, Inc.	2,890,223
100,492	Teradyne, Inc.	3,125,301
63,128	Texas Instruments, Inc.	5,085,592

		55,907,503

Software & Services – 10.7%
55,994	Adobe Systems, Inc.*	7,286,499
14,531	Alphabet, Inc. Class A*	12,319,382
14,692	Alphabet, Inc. Class C*	12,187,896
31,238	Amdocs Ltd.	1,905,206

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
14,690	Aspen Technology, Inc.*	$ 865,535
38,091	Cadence Design Systems, Inc.*	1,196,057
75,915	CDK Global, Inc.	4,935,234
96,260	Citrix Systems, Inc.*	8,027,121
10,304	CoreLogic, Inc.*	419,579
1,354	CoStar Group, Inc.*	280,576
49,384	eBay, Inc.*	1,657,821
50,031	Electronic Arts, Inc.*	4,478,775
66,896	EVERTEC, Inc.	1,063,646
106,950	Facebook, Inc. Class A*	15,192,248
6,626	Intuit, Inc.	768,550
19,359	Leidos Holdings, Inc.	990,019
16,541	LogMeIn, Inc.	1,612,748
421,098	Microsoft Corp.	27,733,514
9,824	MicroStrategy, Inc. Class A*	1,844,947
212,943	Oracle Corp.	9,499,387
22,899	Synopsys, Inc.*	1,651,705
89,564	Take-Two Interactive Software, Inc.*	5,308,458
36,907	Teradata Corp.*(b)	1,148,546
91,433	Vantiv, Inc. Class A*	5,862,684
12,293	VeriSign, Inc.*	1,070,843
6,913	WEX, Inc.*	715,496
36,120	Yahoo!, Inc.*	1,676,329

		131,698,801

Technology Hardware & Equipment – 4.8%
185,226	Apple, Inc.	26,609,567
78,254	CommScope Holding Co., Inc.*	3,263,974
9,482	EchoStar Corp. Class A*	540,000
40,837	F5 Networks, Inc.*	5,822,131
26,644	Finisar Corp.*	728,447
368,737	Flex Ltd.*	6,194,782
249,464	HP, Inc.	4,460,416
18,593	Methode Electronics, Inc.	847,841
45,068	NCR Corp.*	2,058,747
72,064	NetApp, Inc.	3,015,878
40,289	NETGEAR, Inc.*	1,996,320
127,068	TTM Technologies, Inc.*	2,049,607
150,234	Viavi Solutions, Inc.*	1,610,514

		59,198,224

Telecommunication Services – 1.6%
427,684	AT&T, Inc.	17,770,270
14,289	Level 3 Communications, Inc.*	817,561
11,270	Verizon Communications, Inc.	549,413

		19,137,244

Transportation – 4.5%
92,001	Alaska Air Group, Inc.	8,484,332
4,135	Allegiant Travel Co.	662,634
33,622	American Airlines Group, Inc.	1,422,211
10,206	ArcBest Corp.	265,356
31,353	CSX Corp.	1,459,482
241,135	Delta Air Lines, Inc.	11,082,565
49,468	Hawaiian Holdings, Inc.*	2,297,789
418,787	JetBlue Airways Corp.*	8,631,200
63,265	Southwest Airlines Co.	3,401,126
19,226	Union Pacific Corp.	2,036,418
197,719	United Continental Holdings, Inc.*	13,966,870

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Transportation – (continued)
16,477	United Parcel Service, Inc. Class B	$ 1,767,982

		55,477,965

Utilities – 2.3%
571,399	AES Corp.	6,388,241
9,873	American Water Works Co., Inc.	767,823
31,668	Atlantica Yield plc	663,761
133,249	CenterPoint Energy, Inc.	3,673,675
113,422	Edison International	9,029,525
66,974	Great Plains Energy, Inc.	1,956,980
283,475	NRG Energy, Inc.	5,300,983

		27,780,988

TOTAL COMMON STOCKS (Cost $804,835,507)		$1,186,960,297

Shares	Distribution Rate	Value
Investment Company(c)(d) – 1.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
13,331,149	0.618%	$ 13,331,149
(Cost $13,331,149)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $818,166,656)		$1,200,291,446

Securities Lending Reinvestment Vehicle(c)(d) – 0.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,316,025	0.618%	$ 2,316,025
(Cost $2,316,025)

TOTAL INVESTMENTS – 97.9% (Cost $820,482,681)		$1,202,607,471

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		26,177,297

NET ASSETS – 100.0%		$1,228,784,768

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	25	June 2017	$1,730,500	$20,135
S&P 500 E-Mini Index	151	June 2017	17,811,960	(71,183)

TOTAL				$(51,048)

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$820,317,099

Gross unrealized gain	382,940,071
Gross unrealized loss	(649,699)

Net unrealized security gain	$382,290,372

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 96.3%
Australia – 8.0%
22,030	Adelaide Brighton Ltd. (Materials)	$ 95,531
266,243	Aristocrat Leisure Ltd. (Consumer Services)	3,654,591
19,326	Astro Japan Property Group (REIT)	94,496
64,178	ASX Ltd. (Diversified Financials)	2,475,040
905,489	Aurizon Holdings Ltd. (Transportation)	3,630,946
10,110	BHP Billiton Ltd. (Materials)	183,862
106,387	BHP Billiton plc (Materials)	1,640,904
366,531	BlueScope Steel Ltd. (Materials)	3,436,130
16,299	Breville Group Ltd. (Consumer Durables & Apparel)	128,634
438,169	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	3,622,592
73,213	Computershare Ltd. (Software & Services)	786,297
18,769	Downer EDI Ltd. (Commercial & Professional Services)	83,060
794,463	Fortescue Metals Group Ltd. (Materials)	3,784,157
23,321	Harvey Norman Holdings Ltd. (Retailing)	80,663
17,627	Insurance Australia Group Ltd. (Insurance)	81,448
119,216	MACA Ltd. (Capital Goods)	138,916
61,575	Macquarie Group Ltd. (Diversified Financials)	4,242,314
118,848	Mineral Resources Ltd. (Materials)	975,453
75,827	OZ Minerals Ltd. (Materials)	453,656
476,935	Qantas Airways Ltd. (Transportation)	1,417,376
398,902	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	3,726,393
392,201	Vicinity Centres (REIT)	848,340
149,340	Wesfarmers Ltd. (Food & Staples Retailing)	5,141,469
1,054,751	Whitehaven Coal Ltd. (Energy)*	2,405,711

		43,127,979

Austria – 0.1%
4,414	ANDRITZ AG (Capital Goods)	220,758
14,962	UNIQA Insurance Group AG (Insurance)	116,104

		336,862

Belgium – 0.7%
23,452	Bekaert SA (Materials)	1,145,208
20,852	bpost SA (Transportation)	489,225
16,005	Galapagos NV (Pharmaceuticals, Biotechnology & Life Sciences)*	1,385,642
6,720	Melexis NV (Semiconductors & Semiconductor Equipment)	581,841
5,308	Orange Belgium SA (Telecommunication Services)	113,333

		3,715,249

Shares	Description	Value
Common Stocks – (continued)
China – 0.6%
1,663,000	Fosun International Ltd. (Capital Goods)	$ 2,501,939
715,100	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	577,333

		3,079,272

Denmark – 1.6%
73,978	Danske Bank A/S (Banks)	2,522,348
6,439	Dfds A/S (Transportation)	353,765
47,622	ISS A/S (Commercial & Professional Services)	1,800,339
117,999	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	4,051,960

		8,728,412

Finland – 1.2%
14,677	Cramo OYJ (Capital Goods)	334,154
54,410	Nokian Renkaat OYJ (Automobiles & Components)	2,270,945
363,660	Outokumpu OYJ (Materials)	3,545,826
13,337	Ramirent OYJ (Capital Goods)*	107,421

		6,258,346

France – 11.3%
29,094	Air France-KLM (Transportation)*	220,083
35,545	Arkema SA (Materials)	3,499,079
92,918	BNP Paribas SA (Banks)	6,183,142
1,636	Capgemini SA (Software & Services)	151,012
3,269	Chargeurs SA (Consumer Durables & Apparel)	74,490
87,991	Cie de Saint-Gobain (Capital Goods)	4,514,540
36,968	Cie Generale des Etablissements Michelin (Automobiles & Components)	4,492,271
82,747	Eutelsat Communications SA (Media)	1,844,226
5,305	Fonciere Des Regions (REIT)	442,289
20,386	Gecina SA (REIT)	2,764,115
1,488	Kaufman & Broad SA (Consumer Durables & Apparel)	54,765
10,145	Orange SA (Telecommunication Services)	157,507
121,382	Peugeot SA (Automobiles & Components)*	2,439,475
43,161	Renault SA (Automobiles & Components)	3,749,495
192,456	Rexel SA (Capital Goods)	3,486,846
65,460	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	5,917,275
3,118	SEB SA (Consumer Durables & Apparel)	435,513
113,024	Societe Generale SA (Banks)	5,726,399
7,141	Tarkett SA (Capital Goods)	308,568
41,297	Thales SA (Capital Goods)	3,989,131
5,827	Unibail-Rodamco SE (REIT)	1,358,686
64,819	Valeo SA (Automobiles & Components)	4,311,872

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
56,426	Vinci SA (Capital Goods)	$ 4,480,712

		60,601,491

Germany – 5.6%
40,851	Aareal Bank AG (Banks)	1,579,352
65,331	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	7,527,015
3,333	Covestro AG (Materials)(a)	256,770
221,250	Deutsche Lufthansa AG (Registered) (Transportation)	3,589,308
2,286	Duerr AG (Capital Goods)	203,992
22,109	HOCHTIEF AG (Capital Goods)	3,653,688
235,261	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	4,815,165
51,378	LANXESS AG (Materials)	3,446,567
19,919	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	2,269,835
68,438	METRO AG (Food & Staples Retailing)	2,186,771
909	Pfeiffer Vacuum Technology AG (Capital Goods)	114,407
13,473	Suedzucker AG (Food, Beverage & Tobacco)	337,645

		29,980,515

Hong Kong – 4.8%
1,024,400	AIA Group Ltd. (Insurance)	6,465,969
307,464	Cheung Kong Property Holdings Ltd. (Real Estate)	2,074,100
340,964	CK Hutchison Holdings Ltd. (Capital Goods)	4,197,926
380,000	CLP Holdings Ltd. (Utilities)	3,978,022
237,000	Galaxy Entertainment Group Ltd. (Consumer Services)	1,298,086
58,200	Henderson Land Development Co. Ltd. (Real Estate)	360,875
8,900	Jardine Strategic Holdings Ltd. (Capital Goods)	372,153
286,000	SJM Holdings Ltd. (Consumer Services)	232,777
146,000	Sun Hung Kai Properties Ltd. (Real Estate)	2,146,238
1,032,000	WH Group Ltd. (Food, Beverage & Tobacco)(a)	889,915
76,000	Wharf Holdings Ltd. (The) (Real Estate)	653,147
255,000	Wheelock & Co. Ltd. (Real Estate)	2,017,127
324,000	Xinyi Glass Holdings Ltd. (Automobiles & Components)*	285,386
191,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	752,528

		25,724,249

Shares	Description	Value
Common Stocks – (continued)
India – 0.4%
227,842	Vedanta Resources plc (Materials)	$ 2,307,411

Ireland – 0.0%
41,047	Total Produce plc (Food & Staples Retailing)	85,388

Italy – 2.0%
3,686	DiaSorin SpA (Health Care Equipment & Services)	248,910
1,061,231	Enel SpA (Utilities)	4,993,587
161,365	Eni SpA (Energy)	2,642,076
173,848	Leonardo SpA (Capital Goods)*	2,465,255
646,774	Telecom Italia SpA (Telecommunication Services)*	582,217

		10,932,045

Japan – 26.2%
20,700	ADEKA Corp. (Materials)	302,479
4,800	Alpine Electronics, Inc. (Consumer Durables & Apparel)	69,081
146,000	Asahi Glass Co. Ltd. (Capital Goods)	1,184,582
180,000	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	2,374,006
4,900	Avex Group Holdings, Inc. (Media)	70,951
5,100	Benesse Holdings, Inc. (Consumer Services)	159,641
15,000	Chiba Bank Ltd. (The) (Banks)	96,520
83,500	Chubu Electric Power Co., Inc. (Utilities)	1,121,651
11,800	CKD Corp. (Capital Goods)	149,607
42,700	CMK Corp. (Technology Hardware & Equipment)*	274,372
24,200	Concordia Financial Group Ltd. (Banks)	112,194
52,500	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,184,457
137,600	Daiwa House Industry Co. Ltd. (Real Estate)	3,955,169
400,000	Daiwa Securities Group, Inc. (Diversified Financials)	2,440,593
10,200	Disco Corp. (Semiconductors & Semiconductor Equipment)	1,557,483
30,500	DMG Mori Co. Ltd. (Capital Goods)	478,220
50,200	Dynam Japan Holdings Co. Ltd. (Consumer Services)	89,196
244,000	Fujitsu Ltd. (Software & Services)	1,497,765
447,000	Fukuoka Financial Group, Inc. (Banks)	1,941,648
150,100	Hachijuni Bank Ltd. (The) (Banks)	846,959
4,200	Hamakyorex Co. Ltd. (Transportation)	86,161

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
13,000	Hanwa Co. Ltd. (Capital Goods)	$ 92,556
49,700	Hitachi Construction Machinery Co. Ltd. (Capital Goods)	1,243,608
37,100	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	1,515,522
20,000	Hitachi Ltd. (Technology Hardware & Equipment)	108,595
174,800	Honda Motor Co. Ltd. (Automobiles & Components)	5,277,045
90,000	Hosiden Corp. (Technology Hardware & Equipment)	846,881
89,300	Idemitsu Kosan Co. Ltd. (Energy)	3,108,468
158,200	ITOCHU Corp. (Capital Goods)	2,252,191
20,400	Japan Airlines Co. Ltd. (Transportation)	647,699
276,600	Japan Post Holdings Co. Ltd. (Insurance)	3,478,283
125,000	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	4,068,444
30,200	JTEKT Corp. (Capital Goods)	469,820
828,200	JXTG Holdings, Inc. (Energy)	4,077,682
7,500	Kansai Electric Power Co., Inc. (The) (Utilities)	92,285
1,200	KAWADA TECHNOLOGIES, Inc. (Capital Goods)	76,660
130,300	KDDI Corp. (Telecommunication Services)	3,426,994
30,000	Kyokuto Boeki Kaisha Ltd. (Capital Goods)	62,891
23,700	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	376,594
4,400	Mabuchi Motor Co. Ltd. (Capital Goods)	248,375
30,700	Miraca Holdings, Inc. (Health Care Equipment & Services)	1,409,625
487,000	Mitsubishi Chemical Holdings Corp. (Materials)	3,781,034
213,900	Mitsubishi Corp. (Capital Goods)	4,635,765
33,800	Mitsubishi Gas Chemical Co., Inc. (Materials)	703,999
85,300	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	1,780,983
541,900	Mitsubishi UFJ Financial Group, Inc. (Banks)	3,413,519
301,400	Mitsui & Co. Ltd. (Capital Goods)	4,376,939
481,000	Mitsui Chemicals, Inc. (Materials)	2,382,998
15,200	Modec, Inc. (Energy)	324,211
62,400	MS&AD Insurance Group Holdings, Inc. (Insurance)	1,993,094
4,800	Nagase & Co. Ltd. (Capital Goods)	67,068

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
12,500	Namura Shipbuilding Co. Ltd. (Capital Goods)	$ 74,765
45,100	Nexon Co. Ltd. (Software & Services)	717,189
49,000	NH Foods Ltd. (Food, Beverage & Tobacco)	1,316,362
20,000	Nichias Corp. (Capital Goods)	201,415
235,900	Nikon Corp. (Consumer Durables & Apparel)	3,428,066
382,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	2,314,038
261,400	Nippon Light Metal Holdings Co. Ltd. (Materials)	576,926
24,200	Nippon Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	120,882
60,800	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	2,599,402
47,000	Nishimatsu Construction Co. Ltd. (Capital Goods)	231,477
427,500	Nissan Motor Co. Ltd. (Automobiles & Components)	4,122,119
24,700	Nissin Electric Co. Ltd. (Capital Goods)	286,331
1,200	Nittetsu Mining Co. Ltd. (Materials)	65,005
683,600	Nomura Holdings, Inc. (Diversified Financials)*	4,231,716
75,000	NTN Corp. (Capital Goods)	374,452
116,100	NTT DOCOMO, Inc. (Telecommunication Services)	2,711,196
2,900	Open House Co. Ltd. (Real Estate)	69,748
2,100	Outsourcing, Inc. (Commercial & Professional Services)	83,486
11,300	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	752,297
25,000	Sankyu, Inc. (Transportation)	152,061
47,800	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,527,191
12,600	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	169,470
29,800	Sekisui House Ltd. (Consumer Durables & Apparel)	491,366
60,800	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	2,388,445
9,900	Shikoku Electric Power Co., Inc. (Utilities)	109,059
63,400	Showa Denko KK (Materials)	1,131,573
97,400	Showa Shell Sekiyu KK (Energy)	988,473
20,700	SoftBank Group Corp. (Telecommunication Services)	1,467,943
17,000	Sumitomo Bakelite Co. Ltd. (Materials)	102,740
144,500	Sumitomo Mitsui Financial Group, Inc. (Banks)	5,259,622
47,400	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,642,501

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
143,100	T&D Holdings, Inc. (Insurance)	$ 2,074,182
18,900	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	239,753
10,800	TDK Corp. (Technology Hardware & Equipment)	685,746
51,800	THK Co. Ltd. (Capital Goods)	1,306,735
18,700	TIS, Inc. (Software & Services)	477,832
58,000	Toho Zinc Co. Ltd. (Materials)	285,224
105,100	Tokio Marine Holdings, Inc. (Insurance)	4,441,984
37,100	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	4,061,576
344,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	3,516,076
317,000	Tosoh Corp. (Materials)	2,789,133
7,600	Towa Corp. (Semiconductors & Semiconductor Equipment)	136,047
15,100	Toyota Motor Corp. (Automobiles & Components)	819,595
17,300	Trend Micro, Inc. (Software & Services)	770,030
10,700	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	500,124
2,500	Yamaha Corp. (Consumer Durables & Apparel)	69,162
5,900	Yodogawa Steel Works Ltd. (Materials)	160,646

		140,373,724

Luxembourg – 0.8%
43,244	APERAM SA (Materials)	2,156,078
151,380	ArcelorMittal (Materials)*	1,266,457
2,493	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	1,084,154

		4,506,689

Netherlands – 4.2%
151,957	ABN AMRO Group NV CVA (Banks)(a)	3,684,736
13,686	AMG Advanced Metallurgical Group NV (Materials)	316,751
3,767	ASM International NV (Semiconductors & Semiconductor Equipment)	211,229
53,002	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	2,159,480
393,640	ING Groep NV (Banks)	5,945,646
10,261	Koninklijke DSM NV (Materials)	693,943
110,046	NN Group NV (Insurance)	3,573,979
11,931	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)*	1,234,858
138,774	Royal Dutch Shell plc Class B (Energy)	3,814,817

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
22,482	Wolters Kluwer NV (Commercial & Professional Services)	$ 933,057

		22,568,496

Norway – 1.1%
241,885	DNB ASA (Banks)	3,840,790
139,460	Kvaerner ASA (Energy)*	175,573
36,716	Marine Harvest ASA (Food, Beverage & Tobacco)*	560,080
226,559	Norsk Hydro ASA (Materials)	1,320,325
5,636	Tomra Systems ASA (Commercial & Professional Services)	61,744

		5,958,512

Singapore – 0.5%
144,900	China Aviation Oil Singapore Corp. Ltd. (Energy)	157,949
3,310,500	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	911,671
19,400	Jardine Cycle & Carriage Ltd. (Retailing)	607,645
14,700	Venture Corp. Ltd. (Technology Hardware & Equipment)	120,534
367,600	Wilmar International Ltd. (Food, Beverage & Tobacco)	927,645

		2,725,444

South Africa – 0.3%
70,972	Mondi plc (Materials)	1,714,780

Spain – 3.3%
76,966	ACS Actividades de Construccion y Servicios SA (Capital Goods)	2,616,278
42,448	Amadeus IT Group SA (Software & Services)	2,150,781
1,166,050	Banco Santander SA (Banks)	7,137,756
99,957	Bankinter SA (Banks)	838,158
5,510	Gamesa Corp. Tecnologica SA (Capital Goods)	130,338
16,484	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	404,435
271,310	Repsol SA (Energy)	4,203,380

		17,481,126

Sweden – 2.3%
25,275	Alfa Laval AB (Capital Goods)	476,378
7,117	Atlas Copco AB Class A (Capital Goods)	250,868
15,164	Atlas Copco AB Class B (Capital Goods)	481,696
139,543	Boliden AB (Materials)	4,153,545
11,597	Bure Equity AB (Diversified Financials)	126,733
141,453	Electrolux ABSeries B (Consumer Durables & Apparel)	3,926,994
14,219	Granges AB (Materials)	129,954

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
56,579	Husqvarna AB Class B (Consumer Durables & Apparel)	$ 496,069
24,585	Sandvik AB (Capital Goods)	367,225
17,192	Swedbank AB Class A (Banks)	397,796
36,605	Swedish Match AB (Food, Beverage & Tobacco)	1,189,621
2,845	Vitrolife AB (Pharmaceuticals, Biotechnology & Life Sciences)	136,172

		12,133,051

Switzerland – 6.8%
231,015	ABB Ltd. (Registered) (Capital Goods)*	5,407,022
13,067	Adecco Group AG (Registered) (Commercial & Professional Services)	927,815
992	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	117,372
1,952	Bobst Group SA (Registered) (Capital Goods)	179,898
1,132	Bossard Holding AG (Registered) Class A (Capital Goods)*	202,520
3,854	Cembra Money Bank AG (Diversified Financials)*	318,620
730	Flughafen Zuerich AG (Registered) (Transportation)	155,532
428	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	654,594
1,884	Georg Fischer AG (Registered) (Capital Goods)*	1,712,948
43,975	Logitech International SA (Registered) (Technology Hardware & Equipment)	1,397,481
20,071	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	3,793,845
96	Metall Zug AG (Registered) Class B (Consumer Durables & Apparel)	383,212
58,321	Nestle SA (Registered) (Food, Beverage & Tobacco)	4,476,240
14,028	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,041,685
15,357	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	3,927,302
374,037	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	5,746,388
2,546	Sulzer AG (Registered) (Capital Goods)	266,326

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
359,722	UBS Group AG (Registered) (Diversified Financials)*	$ 5,750,017

		36,458,817

United Kingdom – 13.7%
15,643	AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)	961,842
192,048	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	5,980,374
168,976	Barratt Developments plc (Consumer Durables & Apparel)	1,157,490
113,944	British American Tobacco plc (Food, Beverage & Tobacco)	7,559,734
114,633	British Land Co. plc (The) (REIT)	876,264
247,678	Compass Group plc (Consumer Services)	4,676,212
161,967	CYBG plc CDI (Banks)*	559,023
16,522	Diageo plc (Food, Beverage & Tobacco)	473,111
2,753	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	140,421
44,690	Electrocomponents plc (Technology Hardware & Equipment)	265,067
64,994	Fiat Chrysler Automobiles NV (Automobiles & Components)*	710,081
11,295	Galliford Try plc (Capital Goods)	208,624
311,133	GKN plc (Automobiles & Components)	1,417,138
95,732	GlaxoSmithKline plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)	4,036,061
42,114	Hill & Smith Holdings plc (Materials)	671,166
954,402	HSBC Holdings plc (Banks)	7,784,913
19,703	International Consolidated Airlines Group SA (Transportation)	130,144
79,545	JD Sports Fashion plc (Retailing)	384,371
3,366,170	Lloyds Banking Group plc (Banks)	2,799,581
12,259	Meggitt plc (Capital Goods)	68,421
48,320	Micro Focus International plc (Software & Services)	1,378,296
30,742	National Grid plc (Utilities)	390,033
147,305	Persimmon plc (Consumer Durables & Apparel)*	3,864,784
87,474	Prudential plc (Insurance)	1,847,740
51,736	Reckitt Benckiser Group plc (Household & Personal Products)	4,723,066

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
40,445	Rentokil Initial plc (Commercial & Professional Services)	$ 125,086
8,777	Rio Tinto Ltd. (Materials)	405,255
8,695	Rio Tinto plc (Materials)	350,127
19,241	Rio Tinto plc ADR (Materials)	782,724
37,414	Safestore Holdings plc (REIT)	176,858
175,920	Smiths Group plc (Capital Goods)	3,574,423
313,285	Subsea 7 SA (Energy)*	4,862,114
30,131	Tate & Lyle plc (Food, Beverage & Tobacco)	288,734
40,440	Unilever NV CVA (Household & Personal Products)	2,009,095
36,085	Unilever plc (Household & Personal Products)	1,779,974
19,497	Unilever plc ADR (Household & Personal Products)	961,982
55,154	Vodafone Group plc ADR (Telecommunication Services)	1,457,720
160,388	WPP plc (Media)	3,515,557

		73,353,606

United States – 0.8%
56,136	Carnival plc ADR (Consumer Services)	3,249,713
2,381	Shire plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)	414,842
63,138	Sims Metal Management Ltd. (Materials)	596,515

		4,261,070

TOTAL COMMON STOCKS (Cost $441,589,613)		$516,412,534

Shares	Description	Rate	Value
Preferred Stocks – 0.8%
Germany – 0.8%
27,406	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)	1.470%	$ 3,512,769
1,351	Porsche Automobil Holding SE (Preference) (Automobiles & Components)	1.010	73,614
5,765	Volkswagen AG (Preference) (Automobiles & Components)	0.170	840,425

TOTAL PREFERRED STOCKS (Cost $3,888,786)			$ 4,426,808

Units	Description	Expiration Month	Value
Right* – 0.0%
Australia – 0.0%
7,507	Downer EDI Ltd. (Commercial & Professional Services)	04/17	$ 69
(Cost $0)

Shares	Distribution Rate		Value
Investment Company(c)(d) – 0.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
423,752	0.618%		$ 423,752
(Cost $423,752)

TOTAL INVESTMENTS – 97.2% (Cost $445,902,151)			$521,263,163

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%			15,204,352

NET ASSETS – 100.0%			$536,467,515

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,831,421, which represents approximately 0.9% of net assets as of March 31, 2017.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an affiliated issuer.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

Investment Abbreviations:
ADR	— American Depositary Receipt
CDI	— CREST Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	116	June 2017	$4,239,634	$102,837
FTSE 100 Index	22	June 2017	2,005,404	2,259
Hang Seng Index	1	April 2017	155,253	(1,121)
MSCI Singapore Index	5	April 2017	124,870	1,943
SPI 200 Index	7	June 2017	781,878	14,004
TSE TOPIX Index	13	June 2017	1,766,146	(33,385)

TOTAL				$86,537

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$446,130,224

Gross unrealized gain	77,566,640
Gross unrealized loss	(2,433,701)

Net unrealized security gain	$75,132,939

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United State of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2017:

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Australia and Oceania	$149,750	$—	$—
Europe	1,703,247	—	—
North America	2,997,205,991	—	—
South America	1,353,408	—	—
Investment Company	33,947,995	—	—
Securities Lending Reinvestment Vehicle	6,100,550	—	—
Total	$3,040,460,941	$—	$—

Derivative Type
Assets(b)
Futures Contracts	$280,923	$—	$—
Liabilities
Written Options	$(26,191,460)	$—	$—

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$577,620	$95,887,210	$—
Australia and Oceania	—	32,162,662	—
Europe	18,616,105	202,662,477	—
North America	100,009	115,835
Investment Company	952	—	—
Securities Lending Reinvestment Vehicle	221,250	—	—
Total	$19,515,936	$330,828,184	$—

Derivative Type
Assets(b)
Futures Contracts	$83,875	$—	$—
Liabilities
Futures Contracts(b)	$(41,758)	$—	$—
Written Options	(3,394,775)	—	—
Total	$(3,436,533)	$—	$—

U.S. TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$8,238,221	$—	$—
North America	1,178,688,778	$33,298
Investment Company	13,331,149	—	—
Securities Lending Reinvestment Vehicle	2,316,025	—	—
Total	$1,202,574,173	$33,298	$—

Derivative Type
Assets(b)
Futures Contracts	$20,135	$—	$—
Liabilities(b)
Futures Contracts	$(71,183)	$—	$—

INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$1,714,780	$—
Asia	372,153	173,837,947	—
Australia and Oceania	—	43,128,048	—
Europe	14,453,719	283,071,694	—
North America	3,664,555	596,515	—
Investment Company	423,752	—	—
Total	$18,914,179	$502,348,984	$—

Derivative Type
Assets(b)
Futures Contracts	$121,043	$—	$—
Liabilities(b)
Futures Contracts	$(34,506)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date May 26, 2017

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date May 26, 2017

*	Print the name and title of each signing officer under his or her signature.